Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 12, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	COLONY BANKCORP INC
Entity Central Index Key	0000711669
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 28,778,233
Entity Common Stock, Shares Outstanding		8,439,258
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents
Cash and Due from Banks	$ 29,243,927	$ 28,380,368
Federal Funds Sold	20,001,906	54,991,474
Cash and Cash Equivalents	49,245,833	83,371,842
Interest-Bearing Deposits	21,795,341	28,957,310
Investment Securities
Available for Sale, at Fair Value	268,300,411	303,890,847
Held to Maturity, at Cost (Fair Value of $41,909 and $45,635 as of December 31, 2012 and 2011, Respectively)	41,467	46,111
Investment Securities	268,341,878	303,936,958
Federal Home Loan Bank Stock, at Cost	3,364,300	5,398,200
Loans	747,050,011	716,321,321
Allowance for Loan Losses	(12,736,921)	(15,649,594)
Unearned Interest and Fees	(233,927)	(57,646)
Loans, net	734,079,163	700,614,081
Premises and Equipment	24,916,106	25,750,235
Other Real Estate (Net of Allowance of $4,561,099 and $2,373,511 in 2012 and 2011, Respectively)	15,940,693	20,445,085
Other Intangible Assets	223,510	259,258
Other Assets	21,489,957	26,643,467
Total Assets	1,139,396,781	1,195,376,436
Deposits
Noninterest-Bearing	123,966,542	94,268,911
Interest-Bearing	855,718,349	905,716,361
Deposits	979,684,891	999,985,272
Borrowed Money
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	35,000,000	71,000,000
Borrowed Money	59,229,000	95,229,000
Other Liabilities	4,723,723	3,549,354
Commitments and Contingencies
Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 and 8,439,258 Shares as of December 31, 2012 and 2011, Respectively	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income (Loss), Net of Tax	(149,814)	1,909,742
Stockholders' Equity	95,759,167	96,612,810
Total Liabilities and Stockholders' Equity	$ 1,139,396,781	$ 1,195,376,436

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investment Securities
Held to Maturity, Fair Value	$ 41,909	$ 45,635
Other Real Estate, Allowance	$ 4,561,099	$ 2,373,511
Stockholders' Equity
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans, Including Fees	$ 41,963,113	$ 44,460,149	$ 51,728,665
Federal Funds Sold and Securities Purchased Under Agreements to Resell	99,273	114,794	95,428
Deposits with Other Banks	42,903	45,646	38,085
Investment Securities
U. S. Government Agencies	4,824,423	6,873,296	6,613,030
State, County and Municipal	206,483	160,892	103,133
Corporate Obligations	76,029	91,034	137,831
Dividends on Other Investments	77,203	47,001	21,547
Interest Income	47,289,427	51,792,812	58,737,719
Interest Expense
Deposits	8,737,281	12,950,229	17,212,312
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	0	337,711	721,044
Borrowed Money	2,279,469	3,517,633	3,589,847
Interest Expense	11,016,750	16,805,573	21,523,203
Net Interest Income	36,272,677	34,987,239	37,214,516
Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Net Interest Income After Provision for Loan Losses	29,487,910	26,737,239	23,864,516
Noninterest Income
Service Charges on Deposits	3,572,897	3,244,536	3,597,416
Other Service Charges, Commissions and Fees	1,514,898	1,311,758	1,139,935
Mortgage Fee Income	400,009	265,636	313,005
Securities Gains	2,837,464	2,923,601	2,617,062
Gain on Sale of SBA Loans	305,924	946,732	1,004,585
Other	1,102,077	1,258,813	1,334,846
Noninterest Income	9,733,269	9,951,076	10,006,849
Noninterest Expenses
Salaries and Employee Benefits	15,564,893	14,632,693	14,096,698
Occupancy and Equipment	3,878,268	3,997,667	4,422,152
Directors' Fees	465,220	466,075	495,950
Legal and Professional Fees	1,085,881	1,186,884	1,369,864
Foreclosed Property	5,613,316	4,045,245	4,943,530
FDIC Assessment	1,497,974	1,828,799	1,866,956
Advertising	422,718	508,329	743,278
Software	789,226	660,120	630,543
Telephone	744,930	735,758	703,786
Other	5,316,604	4,989,267	4,583,606
Noninterest Expense	35,379,030	33,050,837	33,856,363
Income Before Income Taxes (Benefits)	3,842,149	3,637,478	15,002
Income Taxes (Benefits)	1,200,851	1,103,883	(459,214)
Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000
Net Income (Loss) Available to Common Stockholders	$ 1,205,913	$ 1,133,595	$ (925,784)
Net Income (Loss) Per Share of Common Stock
Basic (in dollars per share)	$ 0.14	$ 0.13	$ (0.11)
Diluted (in dollars per share)	$ 0.14	$ 0.13	$ (0.11)
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding (in shares)	8,439,258	8,439,258	8,149,217

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	$ 2,641,298	$ 2,533,595	$ 474,216
Other Comprehensive Income, Net of Tax
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)
Comprehensive Income (Loss)	$ 581,742	$ 5,043,126	$ (25,764)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Restricted Stock - Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2009	$ 27,356,964	$ 7,229,163	$ 25,392,913	$ 29,553,941	$ (158,548)	$ (99,809)	$ 89,274,624
Balance (in shares) at Dec. 31, 2009		7,229,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock		1,216,545	3,861,710				5,078,255
Issuance of Common Stock (in shares)		1,216,545
Forfeiture of Restricted Stock		(2,750)	(27,570)		30,320		0
Forfeiture of Restricted Stock (in shares)		(2,750)
Tax Loss on Restricted Stock			(55,966)				(55,966)
Amortization of Unearned Compensation					87,434		87,434
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(499,980)	(499,980)
Accretion of Fair Value of Warrant	148,946			(148,946)			0
Dividends on Preferred Shares				(1,400,000)			(1,400,000)
Net Income				474,216			474,216
Balance at Dec. 31, 2010	27,505,910	8,442,958	29,171,087	28,479,211	(40,794)	(599,789)	92,958,583
Balance (in shares) at Dec. 31, 2010		8,442,958
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Restricted Stock		(3,700)	(25,993)		29,693		0
Forfeiture of Restricted Stock (in shares)		(3,700)
Amortization of Unearned Compensation					11,101		11,101
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						2,509,531	2,509,531
Accretion of Fair Value of Warrant	156,566			(156,566)			0
Dividends on Preferred Shares				(1,400,000)			(1,400,000)
Net Income				2,533,595			2,533,595
Balance at Dec. 31, 2011	27,662,476	8,439,258	29,145,094	29,456,240	0	1,909,742	96,612,810
Balance (in shares) at Dec. 31, 2011		8,439,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects						(2,059,556)	(2,059,556)
Accretion of Fair Value of Warrant	164,577			(164,577)			0
Dividends on Preferred Shares				(1,435,385)			(1,435,385)
Net Income				2,641,298			2,641,298
Balance at Dec. 31, 2012	$ 27,827,053	$ 8,439,258	$ 29,145,094	$ 30,497,576	$ 0	$ (149,814)	$ 95,759,167
Balance (in shares) at Dec. 31, 2012		8,439,258

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net Income	$ 2,641,298	$ 2,533,595	$ 474,216
Adjustments to Reconcile Net Income to Net Cash Provided from Operating Activities
Depreciation	1,676,820	1,790,041	2,140,735
Amortization and Accretion	4,180,158	3,487,124	4,043,795
Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Deferred Income Taxes	1,204,439	867,006	639,607
Securities Gains	(2,837,464)	(2,923,601)	(2,617,062)
Loss on Sale of Premises and Equipment	1,148	3,668	28,146
Loss on Sale of Other Real Estate and Repossessions	1,839,196	1,106,479	1,827,704
Provision for Losses on Other Real Estate	2,702,709	1,411,061	1,293,174
Increase in Cash Surrender Value of Life Insurance	(185,341)	(174,289)	(56,024)
Change In
Interest Receivable	250,755	739,423	1,325,068
Prepaid Expenses	1,741,834	1,861,810	2,006,032
Interest Payable	74,637	(398,903)	(452,764)
Accrued Expenses and Accounts Payable	(95,972)	(405,612)	(148,591)
Other	2,827,648	(2,987,906)	3,500,575
Cash Flow from Operating Activities	22,806,632	15,159,896	27,354,611
Cash Flows from Investing Activities
Interest-Bearing Deposits in Other Banks	7,161,969	21,769,424	(44,247,933)
Purchase of Investment Securities Available for Sale	(250,445,594)	(381,284,748)	(380,490,982)
Proceeds from Sale of Investment Securities Available for Sale	227,690,806	342,672,937	286,387,727
Proceeds from Maturities, Calls and Paydowns of Investment Securities Available for Sale	54,006,594	41,978,769	55,648,274
Held for Maturity	14,019	12,565	14,001
Proceeds from Sale of Premises and Equipment	1,500	1,605	0
Net Loans to Customers	(50,126,252)	63,267,200	88,105,734
Purchase of Premises and Equipment	(845,338)	(397,825)	(490,256)
Proceeds from Sale of Other Real Estate and Repossessions	9,876,136	9,991,792	9,866,063
Proceeds from Sale of Federal Home Loan Bank Stock	2,033,900	665,300	281,900
Cash Flow from Investing Activities	(632,260)	98,677,019	15,074,528
Cash Flows from Financing Activities
Interest-Bearing Customer Deposits	(49,998,012)	(50,448,220)	(17,183,061)
Noninterest-Bearing Customer Deposits	29,697,631	(8,690,512)	18,720,584
Proceeds from Other Borrowed Money	5,000,000	0	23,076,010
Principal Payments on Other Borrowed Money	(41,000,000)	(4,076,010)	(39,000,000)
Dividends Paid on Preferred Stock	0	(1,400,000)	(1,400,000)
Issuance of Common Stock	0	0	5,078,255
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	0	(20,000,000)	(20,000,000)
Net Cash Flows from Financing Activities	(56,300,381)	(84,614,742)	(30,708,212)
Net Increase (Decrease) in Cash and Cash Equivalents	(34,126,009)	29,222,173	11,720,927
Cash and Cash Equivalents, Beginning	83,371,842	54,149,669	42,428,742
Cash and Cash Equivalents, Ending	$ 49,245,833	$ 83,371,842	$ 54,149,669

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)  Summary of Significant Accounting Policies

Principles of Consolidation

Colony Bankcorp, Inc. (the Company) is a bank holding company located in Fitzgerald, Georgia. The consolidated financial statements include the accounts of Colony Bankcorp, Inc. and its wholly-owned subsidiary, Colony Bank, Fitzgerald, Georgia.  All significant intercompany accounts have been eliminated in consolidation. The accounting and reporting policies of Colony Bankcorp, Inc. conform to generally accepted accounting principles and practices utilized in the commercial banking industry.

Nature of Operations

The Company provides a full range of retail and commercial banking services for consumers and small- to medium-size businesses located primarily in central, south and coastal Georgia. Colony Bank is headquartered in Fitzgerald, Georgia with banking offices in Albany, Ashburn, Broxton, Centerville, Chester, Columbus, Cordele, Douglas, Eastman, Fitzgerald, Leesburg, Moultrie, Pitts, Quitman, Rochelle, Savannah, Soperton, Sylvester, Thomaston, Tifton, Valdosta and Warner Robins.  Lending and investing activities are funded primarily by deposits gathered through its retail banking office network.

Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period.  Actual results could differ significantly from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans and the valuation of deferred tax assets.

Reclassifications

In certain instances, amounts reported in prior years' consolidated financial statements and note disclosures have been reclassified to conform to statement presentations selected for 2012.  Such reclassifications had no effect on previously reported stockholders' equity or net income.

Concentrations of Credit Risk

Concentrations of credit risk can exist in relation to individual borrowers or groups of borrowers, certain types of collateral, certain types of industries or certain geographic regions.  The Company has a concentration in real estate loans as well as a geographic concentration that could pose an adverse credit risk, particularly with the current economic downturn in the real estate market.  At December 31, 2012, approximately 87 percent of the Company's loan portfolio was concentrated in loans secured by real estate.  A substantial portion of borrowers' ability to honor their contractual obligations is dependent upon the viability of the real estate economic sector.  The downturn of the housing and real estate market that began in 2007 resulted in an increase of problem loans secured by real estate, of which most are centered in the Company's larger MSA markets.  Declining collateral real estate values that secure land development, construction and speculative real estate loans in the Company's larger MSA markets have resulted in high loan loss provisions in recent years.  In addition, a large portion of the Company's foreclosed assets are also located in these same geographic markets, making the recovery of the carrying amount of foreclosed assets susceptible to changes in market conditions.  Management continues to monitor these concentrations and has considered these concentrations in its allowance for loan loss analysis.

The success of the Company is dependent, to a certain extent, upon the economic conditions in the geographic markets it serves.  Adverse changes in the economic conditions in these geographic markets would likely have a material adverse effect on the Company's results of operations and financial condition.  The operating results of the Company depend primarily on its net interest income. Accordingly, operations are subject to risks and uncertainties surrounding the exposure to changes in the interest rate environment.

At times, the Company may have cash and cash equivalents at financial institutions in excess of federal deposit insurance limits.  The Company places its cash and cash equivalents with high credit quality financial institutions whose credit rating is monitored by management to minimize credit risk.

Investment Securities

The Company classifies its investment securities as trading, available for sale or held to maturity.  Securities that are held principally for resale in the near term are classified as trading.  Trading securities are carried at fair value, with realized and unrealized gains and losses included in noninterest income.  Currently, no securities are classified as trading.  Securities acquired with both the intent and ability to be held to maturity are classified as held to maturity and reported at amortized cost.  All securities not classified as trading or held to maturity are considered available for sale.  Securities available for sale are reported at estimated fair value.  Unrealized gains and losses on securities available for sale are excluded from earnings and are reported, net of deferred taxes, in accumulated other comprehensive income (loss), a component of stockholders' equity.  Gains and losses from sales of securities available for sale are computed using the specific identification method.  Securities available for sale includes securities, which may be sold to meet liquidity needs arising from unanticipated deposit and loan fluctuations, changes in regulatory capital requirements, or unforeseen changes in market conditions.

The Company evaluates each held to maturity and available for sale security in a loss position for other-than-temporary impairment (OTTI).  In estimating other-than-temporary impairment losses, management considers such factors as the length of time and the extent to which the market value has been below cost, the financial condition of the issuer and the Company's intent to sell and whether it is more likely than not that the Company will be required to sell the security before anticipated recovery of the amortized cost basis.  If the Company intends to sell or if it is more likely than not that the Company will be required to sell the security before recovery, the OTTI write-down is recognized in earnings.  If the Company does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the OTTI write-down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to all other factors, which is recognized in other comprehensive income (loss).

Federal Home Loan Bank Stock

Investment in stock of a Federal Home Loan Bank (FHLB) is required for every federally insured institution that utilizes its services.  FHLB stock is considered restricted, as defined in the accounting standards.  The FHLB stock is reported in the consolidated financial statements at cost.  Dividend income is recognized when earned.

Loans

Loans that the Company has the ability and intent to hold for the foreseeable future or until maturity are recorded at their principal amount outstanding, net of unearned interest and fees.  Loan origination fees, net of certain direct origination costs, are deferred and amortized over the estimated terms of the loans using the straight-line method.  Interest income on loans is recognized using the effective interest method.

A loan is considered to be delinquent when payments have not been made according to contractual terms, typically evidenced by nonpayment of a monthly installment by the due date.

When management believes there is sufficient doubt as to the collectibility of principal or interest on any loan or generally when loans are 90 days or more past due, the accrual of applicable interest is discontinued and the loan is designated as nonaccrual, unless the loan is well secured and in the process of collection.  Interest payments received on nonaccrual loans are either applied against principal or reported as income, according to management's judgment as to the collectibility of principal.  Loans are returned to an accrual status when factors indicating doubtful collectibility on a timely basis no longer exist.

Loans Modified in a Troubled Debt Restructuring (TDR)

Loans are considered to have been modified in a TDR when, due to a borrower's financial difficulty, the Company makes certain concessions to the borrower that it would not otherwise consider for new debt with similar risk characteristics.  Modifications may include interest rate reductions, principal or interest forgiveness, forbearance, and other actions intended to minimize economic loss and to avoid foreclosure or repossession of the collateral.  Generally, a nonaccrual loan that has been modified in a TDR remains on nonaccrual status for a period of six months to demonstrate that the borrower is able to meet the terms of the modified loan.  However, performance prior to the modification, or significant events that coincide with the modification, are included in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual status at the time of loan modification or after a shorter performance period.  If the borrower's ability to meet the revised payment schedule is uncertain, the loan remains on nonaccrual status. Once a loan is modified in a troubled debt restructuring, it is accounted for as an impaired loan, regardless of its accrual status, until the loan is paid in full, sold or charged off.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revisions as more information becomes available.

The allowance consists of specific, historical and general components.  The specific component relates to loans that are classified as either doubtful, substandard or special mention.  For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The historical component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors.  A general component is maintained to cover uncertainties that could affect management's estimate of probable losses.  The general component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and historical losses in the portfolio.  General valuation allowances are based on internal and external qualitative risk factors such as (1) changes in the composition of the loan portfolio, (2) the extent of loan concentrations within the portfolio, (3) the effectiveness of the Company's lending policies, procedures and internal controls, (4) the experience, ability and effectiveness of the Company's lending management and staff, and (5) national and local economics and business conditions.

Loans identified as losses by management, internal loan review and/or Bank examiners are charged off.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A significant portion of the Company's impaired loans are deemed to be collateral dependent.  Management therefore measures impairment on these loans based on the fair value of the collateral.  Collateral values are determined based on appraisals performed by qualified licensed appraisers hired by the Company or by senior members of the Company's credit administration staff.  The decision whether or not to obtain an external third-party appraisal usually depends on the type of property being evaluated.  External appraisals are usually obtained on more complex, income producing properties such as hotels, shopping centers and businesses.  Less complex properties such as residential lots, farm land and single family houses may be evaluated internally by senior credit administration staff.  When the Company does obtain appraisals from external third-parties, the values utilized in the impairment calculation are "as is" or current market values.  The appraisals, whether prepared internally or externally, may utilize a single valuation approach or a combination of approaches including the comparable sales, income and cost approach.  Appraised amounts used in the impairment calculation are typically discounted 10 percent to account for selling and marketing costs, if the repayment of the loan is to come from the sale of the collateral.  Although appraisals are not obtained each year on all impaired loans, the collateral values used in the impairment calculations are evaluated quarterly by management.  Based on management's knowledge of the collateral and the current real estate market conditions, appraised values may be further discounted to reflect facts and circumstances known to management since the initial appraisal was performed.

Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are typically significant and result in a level 3 classification of the inputs for determining fair value.  Because of the high degree of judgment required in estimating the fair value of collateral underlying impaired loans and because of the relationship between fair value and general economic conditions, we consider the fair value of impaired loans to be highly sensitive to changes in market conditions.

Premises and Equipment

Premises and equipment are recorded at acquisition cost net of accumulated depreciation.

Depreciation is charged to operations over the estimated useful lives of the assets.  The estimated useful lives and methods of depreciation are as follows:

Description	Life in Years	Method

Banking Premises	15-40	Straight-Line and Accelerated
Furniture and Equipment	5-10	Straight-Line and Accelerated

Expenditures for major renewals and betterments are capitalized.  Maintenance and repairs are charged to operations as incurred.  When property and equipment are retired or sold, the cost and accumulated depreciation are removed from the respective accounts and any gain or loss is reflected in other income or expense.

Intangible Assets

Intangible assets consist of core deposit intangibles acquired in connection with a business combination.  The core deposit intangible is initially recognized based on an independent valuation performed as of the consummation date.  The core deposit intangible is amortized by the straight-line method over the average remaining life of the acquired customer deposits.

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Statement of Cash Flows

For reporting cash flows, cash and cash equivalents include cash on hand, noninterest-bearing amounts due from banks, federal funds sold and securities purchased under agreement to resell.  Cash flows from demand deposits, NOW accounts, savings accounts, loans and certificates of deposit are reported net.

Securities Purchased Under Agreement to Resell and Securities Sold Under Agreements to Repurchase

The Company purchases certain securities under agreements to resell.  The amounts advanced under these agreements represent short-term loans and are reflected as assets in the consolidated balance sheets.

The Company sells securities under agreements to repurchase.  These repurchase agreements are treated as borrowings.  The obligations to repurchase securities sold are reflected as a liability and the securities underlying the agreements are reflected as assets in the consolidated balance sheets.

Advertising Costs

The Company expenses the cost of advertising in the periods in which those costs are incurred.

Income Taxes

The provision for income taxes is based upon income for financial statement purposes, adjusted for nontaxable income and nondeductible expenses.  Deferred income taxes have been provided when different accounting methods have been used in determining income for income tax purposes and for financial reporting purposes.

Deferred tax assets and liabilities are recognized based on future tax consequences attributable to differences arising from the financial statement carrying values of assets and liabilities and their tax bases.  The differences relate primarily to depreciable assets (use of different depreciation methods for financial statement and income tax purposes) and allowance for loan losses (use of the allowance method for financial statement purposes and the direct write-off method for tax purposes).  In the event of changes in the tax laws, deferred tax assets and liabilities are adjusted in the period of the enactment of those changes, with effects included in the income tax provision.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The Company and its subsidiary file a consolidated federal income tax return.  The subsidiary pays its proportional share of federal income taxes to the Company based on its taxable income.

The Company's federal and state income tax returns for tax years 2012, 2011, 2010 and 2009 are subject to examination by the Internal Revenue Service (IRS) and the Georgia Department of Revenue, generally for three years after filing.

Positions taken in the Company's tax returns may be subject to challenge by the taxing authorities upon examination.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities.  Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts.  The Company provides for interest and, in some cases, penalties on tax positions that may be challenged by the taxing authorities. Interest expense is recognized beginning in the first period that such interest would begin accruing.  Penalties are recognized in the period that the Company claims the position in the tax return.  Interest and penalties on income tax uncertainties are classified within income tax expense in the consolidated statements of operations.

Other Real Estate

Other real estate generally represents real estate acquired through foreclosure and is initially recorded at estimated fair value at the date of acquisition less the cost of disposal.  Losses from the acquisition of property in full or partial satisfaction of debt are recorded as loan losses.  Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and valuation allowances are recorded as necessary to reduce the carrying amount to fair value less estimated cost of disposal.  Routine holding costs and gains or losses upon disposition are included in foreclosed property expense.

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Certain changes in assets and liabilities, such as unrealized gains and losses on securities available for sale, represent equity changes from economic events of the period other than transactions with owners.  Such items are considered components of other comprehensive income (loss).  Accounting standards codification requires the presentation in the consolidated financial statements of net income and all items of other comprehensive income (loss) as total comprehensive income (loss).

Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, commercial letters of credit and standby letters of credit.  Such financial instruments are recorded on the balance sheet when they are funded.

Changes in Accounting Principles and Effects of New Accounting Pronouncements

Adoption of New Accounting Standards

ASU No. 2011-03, "Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements." ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (i) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criterion. ASU 2011-03 became effective for the Company on January 1, 2012 and did not have a significant impact on the Company's consolidated financial statements.

ASU 2011-04, "Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 amends Topic 820, "Fair Value Measurements and Disclosures," to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 became effective for the Company on January 1, 2012 and, aside from new disclosures included in Note 20 - Fair Value of Financial Instruments and Fair Value Measurements, did not have a significant impact on the Company's consolidated financial statements.

ASU 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income." ASU 2011-05 amends Topic 220, "Comprehensive Income," to require that all nonowner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. ASU 2011-05 became effective for the Company on January 1, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 "Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," as further discussed below.

ASU 2011-12, "Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." ASU 2011-12 defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to redeliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12. ASU 2011-12 became effective for the Company on January 1, 2012 and did not have a significant impact on the Company's consolidated financial statements.

Recently Issued But Not Yet Effective Accounting Standards

ASU 2011-11, "Balance Sheet (Topic 210) - "Disclosures about Offsetting Assets and Liabilities."  ASU 2011-11 amends Topic 210, "Balance Sheet," to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements and reverse sale and repurchase agreements and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the consolidated balance sheet and/or subject to a master netting arrangement or similar agreement.  ASU No. 2013-01, "Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," clarifies that ordinary trade receivables are not within the scope of ASU 2011-11.  ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and is not expected to have a significant impact on the Company's consolidated financial statements.

Cash and Balances Due from Banks	12 Months Ended
Dec. 31, 2012
Cash and Balances Due from Banks [Abstract]
Cash and Balances Due from Banks
(2)  Cash and Balances Due from Banks

Components of cash and balances due from banks are as follows as of December 31:

	2012	2011

Cash on Hand and Cash Items	$9,063,437	$9,271,705
Noninterest-Bearing Deposits with Other Banks	20,180,490	19,108,663

	$29,243,927	$28,380,368

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits.  Reserve balances totaled approximately $6,065,000 and $4,183,000 at December 31, 2012 and 2011, respectively.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities
(3)  Investment Securities

Investment securities as of December 31, 2012 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,186,852	$833,920	$(961,698)	$263,059,074
State, County and Municipal	3,973,926	34,670	(4,586)	4,004,010
Corporate Obligations	1,000,000	104,900	-	1,104,900
Asset-Backed Securities	366,623	-	(234,196)	132,427

	$268,527,401	$973,490	$(1,200,480)	$268,300,411
Securities Held to Maturity
State, County and Municipal	$41,467	$442	$-	$41,909

The amortized cost and fair value of investment securities as of December 31, 2012, by contractual maturity, are shown hereafter.  Expected maturities may differ from contractual maturities for certain investments because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in One Year or Less	$125,000	$125,665	$-	$-
Due After One Year Through Five Years	2,758,034	2,892,955	41,467	41,909
Due After Five Years Through Ten Years	1,882,647	1,882,228	-	-
Due After Ten Years	574,868	340,489	-	-

	5,340,549	5,241,337	41,467	41,909
Mortgage-Backed Securities	263,186,852	263,059,074	-	-

	$268,527,401	$268,300,411	$41,467	$41,909

Investment securities as of December 31, 2011 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$291,096,606	$3,152,095	$(187,902)	$294,060,799
State, County and Municipal	7,474,500	132,226	(23,035)	7,583,691
Corporate Obligations	2,000,000	123,930	(10,000)	2,113,930
Asset-Backed Securities	426,191	-	(293,764)	132,427

	$300,997,297	$3,408,251	$(514,701)	$303,890,847
Securities Held to Maturity
State, County and Municipal	$46,111	$-	$(476)	$45,635

Proceeds from sales of investments available for sale were $227,690,806 in 2012, $342,672,937 in 2011 and $286,387,727 in 2010.  Gross realized gains totaled $3,084,666 in 2012, $2,978,193 in 2011 and $2,617,062 in 2010.  Gross realized losses totaled $247,202 in 2012, $54,592 in 2011 and $0 in 2010.

Nonaccrual securities are securities for which principal and interest are doubtful of collection in accordance with original terms and for which accruals of interest have been discontinued due to payment delinquency.  Fair value of securities on nonaccrual status totaled $132,427 as of December 31, 2012 and 2011.

Investment securities having a carrying value totaling $117,450,817 and $136,838,456 as of December 31, 2012 and 2011, respectively, were pledged to secure public deposits and for other purposes.

Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012
U.S. Government Agencies
Mortgage-Backed	$142,103,991	$(961,698)	$-	$-	$142,103,991	$(961,698)
State, County and Municipal	1,430,512	(4,586)	-	-	1,430,512	(4,586)
Asset-Backed Securities	-	-	132,427	(234,196)	132,427	(234,196)

	$143,534,503	$(966,284)	$132,427	$(234,196)	$143,666,930	$(1,200,480)

December 31, 2011
U.S. Government Agencies Mortgage-Backed	$26,439,317	$(187,902)	$-	$-	$26,439,317	$(187,902)
State, County and Municipal	1,224,119	(21,704)	73,193	(1,807)	1,297,312	(23,511)
Corporate Obligations	-	-	990,000	(10,000)	990,000	(10,000)
Asset-Backed Securities	-	-	132,427	(293,764)	132,427	(293,764)

	$27,663,436	$(209,606)	$1,195,620	$(305,571)	$28,859,056	$(515,177)

Management evaluates securities for other than temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2012, the debt securities with unrealized losses have depreciated 0.84 percent from the Company's amortized cost basis. These securities are guaranteed by either the U.S. Government, other governments or U.S. corporations, except for asset-backed securities.  In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred and the results of reviews of the issuer's financial condition.  The unrealized losses are largely due to increases in market interest rates over the yields available at the time the underlying securities were purchased.  As management has the ability to hold debt securities until maturity, or for the foreseeable future if classified as available-for-sale, no declines are deemed to be other than temporary.  However, the Company did own one asset-backed security at December 31, 2012 which has been in a continuous unrealized loss position for more than 12 months.  This investment is comprised of one issuance of a trust preferred security, has a book value of $366,623 and an unrealized loss of $234,196.  Management evaluates this investment on a quarterly basis utilizing a third-party valuation model.  The results of this model revealed other-than-temporary impairment and as a result, $59,568, $53,058 and $520,751 were written off during the years ended December 31, 2012, 2011 and 2009, respectively.  The Company does not intend to sell this investment, nor does the Company consider it likely that it will be required to sell the investment prior to recovery of the remaining fair value.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans
(4)  Loans

The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2012	2011

Commercial and Agricultural
Commercial	$55,684,492	$48,986,102
Agricultural	6,210,953	8,421,884

Real Estate
Commercial Construction	53,808,056	58,545,820
Residential Construction	5,852,238	3,530,502
Commercial	334,386,177	315,280,748
Residential	203,844,522	193,637,817
Farmland	49,056,861	48,225,406

Consumer and Other
Consumer	29,777,776	30,449,303
Other	8,428,936	9,243,739

Total Loans	$747,050,011	$716,321,321

Commercial and agricultural loans are extended to a diverse group of businesses within the Company's market area.  These loans are often underwritten based on the borrower's ability to service the debt from income from the business.  Real estate construction loans often require loan funds to be advanced prior to completion of the project.  Due to uncertainties inherent in estimating construction costs, changes in interest rates and other economic conditions, these loans often pose a higher risk than other types of loans.  Consumer loans are originated at the bank level.  These loans are generally smaller loan amounts spread across many individual borrowers to help minimize risk.

Credit Quality Indicators.  As part of the ongoing monitoring of the credit quality of the loan portfolio, management tracks certain credit quality indicators including trends related to (1) the risk grade assigned to commercial and consumer loans, (2) the level of classified commercial loans, (3) net charge-offs, (4) nonperforming loans, and (5) the general economic conditions in the Company's geographic markets.

The Company uses a risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 8.  A description of the general characteristics of the grades is as follows:

•
Grades 1 and 2 - Borrowers with these assigned grades range in risk from virtual absence of risk to minimal risk.  Such loans may be secured by Company-issued and controlled certificates of deposit or properly margined equity securities or bonds.  Other loans comprising these grades are made to companies that have been in existence for a long period of time with many years of consecutive profits and strong equity, good liquidity, excellent debt service ability and unblemished past performance, or to exceptionally strong individuals with collateral of unquestioned value that fully secures the loans.  Loans in this category fall into the "pass" classification.

•
Grades 3 and 4 - Loans assigned these "pass" risk grades are made to borrowers with acceptable credit quality and risk.  The risk ranges from loans with no significant weaknesses in repayment capacity and collateral protection to acceptable loans with one or more risk factors considered to be more than average.

•
Grade 5 - This grade includes "special mention" loans on management's watch list and is intended to be used on a temporary basis for pass grade loans where risk-modifying action is intended in the short-term.

•
Grade 6 - This grade includes "substandard" loans in accordance with regulatory guidelines.  This category includes borrowers with well-defined weaknesses that jeopardize the payment of the debt in accordance with the agreed terms.  Loans considered to be impaired are assigned this grade, and these loans often have assigned loss allocations as part of the allowance for loan and lease losses.  Generally, loans on which interest accrual has been stopped would be included in this grade.

•
Grades 7 and 8 - These grades correspond to regulatory classification definitions of "doubtful" and "loss," respectively.  In practice, any loan with these grades would be for a very short period of time, and generally the Company has no loans with these assigned grades.  Management manages the Company's problem loans in such a way that uncollectible loans or uncollectible portions of loans are charged off immediately with any residual, collectible amounts assigned a risk grade of 6.

The following tables present the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

2012	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$49,947,552	$1,417,735	$4,319,205	$55,684,492
Agricultural	6,155,864	-	55,089	6,210,953

Real Estate
Commercial Construction	37,256,301	1,663,588	14,888,167	53,808,056
Residential Construction	5,748,829	103,409	-	5,852,238
Commercial	298,222,139	9,759,473	26,404,565	334,386,177
Residential	183,222,020	11,412,973	9,209,529	203,844,522
Farmland	45,495,038	913,487	2,648,336	49,056,861

Consumer and Other
Consumer	28,839,058	293,467	645,251	29,777,776
Other	8,350,772	8,907	69,257	8,428,936

Total Loans	$663,237,573	$25,573,039	$58,239,399	$747,050,011

2011

Commercial and Agricultural
Commercial	$42,586,230	$1,480,726	$4,919,146	$48,986,102
Agricultural	8,153,224	-	268,660	8,421,884

Real Estate
Commercial Construction	28,745,596	2,814,113	26,986,111	58,545,820
Residential Construction	3,227,392	303,110	-	3,530,502
Commercial	272,062,206	14,789,290	28,429,252	315,280,748
Residential	175,099,480	8,343,336	10,195,001	193,637,817
Farmland	43,664,126	1,413,476	3,147,804	48,225,406

Consumer and Other
Consumer	29,372,493	361,714	715,096	30,449,303
Other	9,028,428	99,418	115,893	9,243,739

Total Loans	$611,939,175	$29,605,183	$74,776,963	$716,321,321

A loan's risk grade is assigned at the inception of the loan and is based on the financial strength of the borrower and the type of collateral.  Loan risk grades are subject to reassessment at various times throughout the year as part of the Company's ongoing loan review process.  Loans with an assigned risk grade of 6 or below and an outstanding balance of $50,000 or more are reassessed on a quarterly basis.  During this reassessment process individual reserves may be identified and placed against certain loans which are not considered impaired.

In assessing the overall economic condition of the markets in which it operates, the Company monitors the unemployment rates for its major service areas.  The unemployment rates are reviewed on a quarterly basis as part of the allowance for loan loss determination.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due.  Generally, loans are placed on nonaccrual status if principal or interest payments become 90 days past due or when, in management's opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provision.  Loans may be placed on nonaccrual status regardless of whether or not such loans are considered past due.  Nonaccrual loans totaled $29,850,735 and $38,821,632 as of December 31, 2012 and 2011, respectively, and total recorded investment in loans past due 90 days or more and still accruing interest totaled $4,355 and $15,160, respectively.  During its review of impaired loans, the Company determined the majority of its exposures on these loans were known losses.  As a result, the exposures were charged off, reducing the specific allowances on impaired loans.

The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2012	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$797,612	$-	$797,612	$1,033,371	$53,853,509	$55,684,492
Agricultural	28,228	-	28,228	39,213	6,143,512	6,210,953

Real Estate
Commercial Construction	1,309,618	-	1,309,618	14,032,580	38,465,858	53,808,056
Residential Construction	-	-	-	-	5,852,238	5,852,238
Commercial	3,771,106	-	3,771,106	6,629,789	323,985,282	334,386,177
Residential	8,223,174	-	8,223,174	5,429,971	190,191,377	203,844,522
Farmland	140,095	-	140,095	2,413,104	46,503,662	49,056,861

Consumer and Other
Consumer	636,888	4,355	641,243	255,216	28,881,317	29,777,776
Other	4,557	-	4,557	17,491	8,406,888	8,428,936

Total Loans	$14,911,278	$4,355	$14,915,633	$29,850,735	$702,283,643	$747,050,011

2011

Commercial and Agricultural
Commercial	$644,899	$-	$644,899	$2,102,522	$46,238,681	$48,986,102
Agricultural	-	-	-	85,670	8,336,214	8,421,884

Real Estate
Commercial Construction	513,905	-	513,905	23,578,263	34,453,652	58,545,820
Residential Construction	33,541	-	33,541	-	3,496,961	3,530,502
Commercial	2,930,743	-	2,930,743	9,193,650	303,156,355	315,280,748
Residential	2,251,009	15,160	2,266,169	3,110,032	188,261,616	193,637,817
Farmland	376,426	-	376,426	486,683	47,362,297	48,225,406

Consumer and Other
Consumer	410,041	-	410,041	221,360	29,817,902	30,449,303
Other	-	-	-	43,452	9,200,287	9,243,739

Total Loans	$7,160,564	$15,160	$7,175,724	$38,821,632	$670,323,965	$716,321,321

Had nonaccrual loans performed in accordance with their original contractual terms, the Company would have recognized additional interest income of approximately $1,634,600, $1,639,800 and $1,621,700 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table details impaired loan data as of December 31, 2012:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,508,236	$1,041,938	$-	$1,052,916	$27,407	$28,410
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	10,624,917	6,414,986	-	9,194,360	27,377	51,820
Commercial Real Estate	16,565,971	15,505,907	-	26,482,274	430,339	420,549
Residential Real Estate	4,450,128	4,131,707	-	3,096,151	89,139	123,101
Farmland	2,828,539	2,413,103	-	2,326,180	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	36,331,851	29,819,561	-	42,462,532	628,482	693,349

With An Allowance Recorded
Commercial	1,493,432	1,493,432	462,555	942,673	91,888	87,611
Agricultural	-	-	-	-	-	-
Commercial Construction	8,266,649	7,617,594	1,732,534	10,533,468	-	-
Commercial Real Estate	12,758,884	12,745,422	1,236,526	6,398,364	383,356	366,423
Residential Real Estate	5,514,994	4,421,809	840,492	4,288,062	144,661	117,266
Farmland	-	-	-	64,862	-	-
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	28,033,959	26,278,257	4,272,107	22,227,429	619,905	571,300

Total
Commercial	3,001,668	2,535,370	462,555	1,995,589	119,295	116,021
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	18,891,566	14,032,580	1,732,534	19,727,828	27,377	51,820
Commercial Real Estate	29,324,855	28,251,329	1,236,526	32,880,638	813,695	786,972
Residential Real Estate	9,965,122	8,553,516	840,492	7,384,213	233,800	240,367
Farmland	2,828,539	2,413,103	-	2,391,042	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	$64,365,810	$56,097,818	$4,272,107	$64,689,961	$1,248,387	$1,264,649

The following table details impaired loan data as of December 31, 2011:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,742,961	$1,580,140	$-	$946,466	$60,078	$65,346
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	17,699,542	12,799,454	-	13,309,517	116,077	143,443
Commercial Real Estate	34,686,574	29,384,623	-	27,027,403	832,590	834,161
Residential Real Estate	2,600,919	1,933,669	-	3,176,244	88,419	80,334
Farmland	277,656	227,233	-	342,280	66,273	66,273
Consumer	228,688	215,956	-	184,372	10,732	12,203
Other	51,666	43,452	-	39,621	1,107	1,606

	57,373,676	46,270,197	-	45,234,065	1,171,252	1,203,366

With An Allowance Recorded
Commercial	775,506	775,506	308,211	213,898	15,086	19,171
Agricultural	-	-	-	-	-	-
Commercial Construction	14,035,742	11,489,233	2,693,571	10,470,491	13,759	61,012
Commercial Real Estate	6,429,874	6,429,874	2,060,815	6,556,769	181,799	197,132
Residential Real Estate	4,771,867	4,041,950	674,998	3,858,609	97,383	96,534
Farmland	298,893	259,450	11,878	64,862	(17,958)	-
Consumer	5,404	5,404	1,632	3,987	607	724
Other	-	-	-	19,566	-	-

	26,317,286	23,001,417	5,751,105	21,188,182	290,676	374,573

Total
Commercial	2,518,467	2,355,646	308,211	1,160,364	75,164	84,517
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	31,735,284	24,288,687	2,693,571	23,780,008	129,836	204,455
Commercial Real Estate	41,116,448	35,814,497	2,060,815	33,584,172	1,014,389	1,031,293
Residential Real Estate	7,372,786	5,975,619	674,998	7,034,853	185,802	176,868
Farmland	576,549	486,683	11,878	407,142	48,315	66,273
Consumer	234,092	221,360	1,632	188,359	11,339	12,927
Other	51,666	43,452	-	59,187	1,107	1,606

	$83,690,962	$69,271,614	$5,751,105	$66,422,247	$1,461,928	$1,577,939

At December 31, 2010, the average recorded investment in impaired loans was $28,700,626 and the interest income recognized and collected on impaired loans was $484,984 and $694,764, respectively.

Troubled Debt Restructurings (TDRs) are troubled loans on which the original terms of the loan have been modified in favor of the borrower due to deterioration in the borrower's financial condition.  Each potential loan modification is reviewed individually and the terms of the loan are modified to meet the borrower's specific circumstances at a point in time.  Not all loan modifications are TDRs.  Loan modifications are reviewed and approved by the Company's senior lending staff, who then determine whether the loan meets the criteria for a TDR.  Generally, the types of concessions granted to borrowers that are evaluated in determining whether a loan is classified as a TDR include:

•	Interest rate reductions - Occur when the stated interest rate is reduced to a nonmarket rate or a rate the borrower would not be able to obtain elsewhere under similar circumstances.

•
Amortization or maturity date changes - Result when the amortization period of the loan is extended beyond what is considered a normal amortization period for loans of similar type with similar collateral.

•
Principal reductions - These are often the result of commercial real estate loan workouts where two new notes are created.  The primary note is underwritten based upon our normal underwriting standards and is structured so that the projected cash flows are sufficient to repay the contractual principal and interest of the newly restructured note.  The terms of the secondary note vary by situation and often involve that note being charged off, or the principal and interest payments being deferred until after the primary note has been repaid.  In situations where a portion of the note is charged off during modification, there is often no specific reserve allocated to those loans.  This is due to the fact that the amount of the charge-off usually represents the excess of the original loan balance over the collateral value and the Company has determined there is no additional exposure on those loans.

As discussed in Note 1, Summary of Significant Accounting Policies, once a loan is identified as a TDR, it is accounted for as an impaired loan.  The Company had no unfunded commitments to lend to a customer that has a troubled debt restructured loan as of December 31, 2012.  The following tables present the number of loan contracts restructured during the 12 months ended December 31, 2012 and the pre- and post-modification recorded investment as well as the number of contracts and the recorded investment for those TDRs modified during the previous 12 months which subsequently defaulted during the period.  Loans modified in a troubled debt restructuring are considered to be in default once the loan becomes 90 days past due.

Troubled Debt Restructurings

2012	# of Contracts	Pre-Modification	Post-Modification

Commercial	1	$107,749	$107,749
Commercial Real Estate	1	56,835	56,835
Residential Real Estate	5	1,082,585	1,079,614

Total Loans	7	$1,247,169	$1,244,198

Troubled Debt Restructurings

2011	# of Contracts	Pre-Modification	Post-Modification

Commercial	3	$3,240,469	$1,541,882
Commercial Construction	3	1,430,147	1,430,101
Commercial Real Estate	9	20,827,349	15,906,547
Residential Real Estate	8	1,505,356	1,456,878

Total Loans	23	$27,003,321	$20,335,408

Troubled debt restructurings that subsequently defaulted as of December 31 are as follows:

2012	# of Contracts	Recorded Investment

Residential Real Estate	1	$10,000
Commercial Real Estate	1	203,291

Total Loans	2	$213,291

2011

Commercial	1	$1,175,922
Commercial Construction	3	4,475,473
Commercial Real Estate	3	2,322,361

Total Loans	7	$7,973,756

At December 31, 2012 and 2011, all restructured loans were performing as agreed.  However, three restructured loans totaling $999,133, $51,998 and $10,000 at December 31, 2011 failed to continue to perform as agreed and, as a result, the loans were charged off in March 2011, December 2011 and January 2012, respectively.

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses
(5)  Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31 are as follows:

	December 31
	2012	2011	2010

Balance, Beginning of Year	$15,649,594	$28,280,077	$31,400,641

Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Loans Charged Off	(10,454,175)	(22,850,673)	(17,622,454)
Recoveries of Loans Previously Charged Off	756,735	1,970,190	1,151,890

Balance, End of Year	$12,736,921	$15,649,594	$28,280,077

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended December 31.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2012	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$1,070,560	$(653,389)	$139,802	$424,048	$981,021
Agricultural	297,168	(3,028)	-	2,035	296,175

Real Estate
Commercial Construction	3,122,594	(4,106,124)	209,352	2,664,378	1,890,200
Residential Construction	138,092	-	-	-	138,092
Commercial	6,448,064	(4,325,642)	232,880	2,807,537	5,162,839
Residential	3,695,357	(960,620)	47,690	623,520	3,405,947
Farmland	364,663	(224,725)	4,716	145,872	290,526

Consumer and Other
Consumer	205,154	(169,249)	81,956	109,913	227,774
Other	307,942	(11,398)	40,339	7,464	344,347

	$15,649,594	$(10,454,175)	$756,735	$6,784,767	$12,736,921

2011

Commercial and Agricultural
Commercial	$4,414,817	$(841,887)	$127,490	$(2,629,860)	$1,070,560
Agricultural	698,637	(455,165)	454,453	(400,757)	297,168

Real Estate
Commercial Construction	4,126,043	(6,957,181)	557,168	5,396,564	3,122,594
Residential Construction	519,766	(481)	-	(381,193)	138,092
Commercial	8,029,525	(12,492,097)	527,996	10,382,640	6,448,064
Residential	5,941,696	(1,704,887)	149,173	(690,625)	3,695,357
Farmland	944,323	(60,447)	411	(519,624)	364,663

Consumer and Other
Consumer	3,074,220	(222,878)	145,279	(2,791,467)	205,154
Other	531,050	(115,650)	8,220	(115,678)	307,942

	$28,280,077	$(22,850,673)	$1,970,190	$8,250,000	$15,649,594

2010	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$3,930,760	$(469,214)	$80,181	$873,090	$4,414,817
Agricultural	779,337	(255,627)	1,377	173,550	698,637

Real Estate
Commercial Construction	7,402,484	(4,648,124)	184,868	1,186,815	4,126,043
Residential Construction	447,676	-	-	72,090	519,766
Commercial	8,790,443	(7,459,619)	141,931	6,556,770	8,029,525
Residential	5,025,839	(2,929,668)	439,940	3,405,585	5,941,696
Farmland	942,019	(271,750)	7,639	266,415	944,323

Consumer and Other
Consumer	2,826,058	(548,834)	245,641	551,355	3,074,220
Other	1,256,025	(1,039,618)	50,313	264,330	531,050

	$31,400,641	$(17,622,454)	$1,151,890	$13,350,000	$28,280,077

In 2012, the Company refined its methodology used in estimating the amount of the Allowance for Loan and Lease Losses (ALLL).  Management has been proactive in identifying problem loans, assessing exposure and providing sufficient reserves to cover the exposures.  The ALLL was increased in anticipation of identified exposures resulting in confirmed losses.  When losses were confirmed, they were promptly charged off.  As a result, losses for the years 2009, 2010 and 2011 were very high.  During this period and in 2012, newer loans granted were made subject to higher underwriting standards and more conservative appraisals.  Because of the prompt recognition of losses that drove the excessive charge-off history, management now believes the remaining losses incurred in the current portfolio, including newer loans made, will be less than unadjusted loss history factors will suggest.  Considering the major losses taken, along with organizational and staffing changes, the validity of qualitative factors in determining adjustments of loss history needed to be reviewed.  Recognizing the importance of credit administration and the role of personnel involved in granting, approving, administering, monitoring and collecting loans, management concluded that greater weight should be placed on factors associated with those activities.  Additionally, during the year ended December 31, 2012, management reviewed the appropriateness of continuing to use a one-year annual loss rate to determine losses incurred in the loan portfolio segments of loans collectively reviewed for impairment.  Consideration was given to the trends in losses incurred over prior quarters and economic indicators impacting the Company.  Management concluded that the one-year charge-off history should be expanded to include quarters from the current year.  Thus, the annualized loss rates used for the December 31, 2012 allowance for loan loss calculation were based on an expanded period that includes all four quarters of 2011 and the first three quarters of 2012. The effect of these changes on the ALLL resulted in a reduction in the ALLL estimate of $2,154,639.  Management believes the adjustments made will result in a better estimation of losses incurred in the portfolio.

The Company determines its individual loan reserves during its quarterly review of substandard loans.  This process involves reviewing all loans with a risk grade of 6 or greater and an outstanding relationship balance of $50,000 or more, regardless of the loan's impairment classification.  Since not all loans in the substandard category are considered impaired, this quarterly review process may result in the identification of specific reserves on nonimpaired loans.  Management considers those loans graded substandard, but not classified as impaired, to be higher risk loans and will make specific allocations of the allowance to those loans if warranted.  Since these loans are not considered impaired, they are included in the "Collectively Evaluated for Impairment" column of the following tables.  At December 31, 2012 and 2011, substandard loans, not classified as impaired, for which a specific allocation was made totaled $10,795,911 and $16,746,384, respectively.  The specific allocation associated with these loans for December 31, 2012 and 2011 was $898,773 and $1,926,438.  At December 31, 2012, 2011 and 2010, impaired loans totaling $1,026,624, $995,168 and $976,971, respectively, were below the $50,000 review threshold and were not individually reviewed for impairment.  Those loans were subject to the bank's general loan loss reserve methodology and are included in the "Collectively Evaluated for Impairment" column of the following tables.  The following tables present breakdowns of the allowance for loan losses, segregated by impairment methodology for December 31, 2012 and 2011:

	Ending Allowance Balance			Ending Loan Balance
2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$462,555	$518,466	$981,021	$2,512,133	$53,172,359	$55,684,492
Agricultural	-	296,175	296,175	-	6,210,953	6,210,953

Real Estate
Commercial Construction	1,732,534	157,666	1,890,200	13,892,135	39,915,921	53,808,056
Residential Construction	-	138,092	138,092	-	5,852,238	5,852,238
Commercial	1,236,526	3,926,313	5,162,839	28,205,405	306,180,772	334,386,177
Residential	840,492	2,565,455	3,405,947	8,022,249	195,822,273	203,844,522
Farmland	-	290,526	290,526	2,393,775	46,663,086	49,056,861

Consumer and Other
Consumer	-	227,774	227,774	28,007	29,749,769	29,777,776
Other	-	344,347	344,347	17,491	8,411,445	8,428,936

Total End of Year Balance	$4,272,107	$8,464,814	$12,736,921	$55,071,195	$691,978,816	$747,050,011

	Ending Allowance Balance			Ending Loan Balance
2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$308,211	$762,349	$1,070,560	$2,237,878	$46,748,224	$48,986,102
Agricultural	-	297,168	297,168	-	8,421,884	8,421,884

Real Estate
Commercial Construction	2,693,571	429,023	3,122,594	24,212,519	34,333,301	58,545,820
Residential Construction	-	138,092	138,092	-	3,530,502	3,530,502
Commercial	2,060,815	4,387,249	6,448,064	35,715,026	279,565,722	315,280,748
Residential	674,998	3,020,359	3,695,357	5,614,744	188,023,073	193,637,817
Farmland	11,878	352,785	364,663	486,683	47,738,723	48,225,406

Consumer and Other
Consumer	1,632	203,522	205,154	9,596	30,439,707	30,449,303
Other	-	307,942	307,942	-	9,243,739	9,243,739

Total End of Year Balance	$5,751,105	$9,898,489	$15,649,594	$68,276,446	$648,044,875	$716,321,321

	Ending Allowance Balance			Ending Loan Balance
2010	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$336,011	$4,078,806	$4,414,817	$2,131,375	$51,088,966	$53,220,341
Agricultural	-	698,637	698,637	274,679	10,277,112	10,551,791

Real Estate
Commercial Construction	3,501,117	624,926	4,126,043	28,392,107	43,917,124	72,309,231
Residential Construction	-	519,766	519,766	194,881	4,178,130	4,373,011
Commercial	7,539,533	489,992	8,029,525	58,562,946	304,315,619	362,878,565
Residential	1,561,952	4,379,744	5,941,696	13,645,907	193,825,906	207,471,813
Farmland	-	944,323	944,323	1,416,538	51,361,851	52,778,389

Consumer and Other
Consumer	3,033	3,071,187	3,074,220	76,420	33,487,443	33,563,863
Other	-	531,050	531,050	113,002	15,990,667	16,103,669

Total End of Year Balance	$12,941,646	$15,338,431	$28,280,077	$104,807,855	$708,442,818	$813,250,673

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
(6)  Premises and Equipment

Premises and equipment are comprised of the following as of December 31:

	2012	2011

Land	$7,780,167	$7,780,167
Building	23,758,761	23,662,849
Furniture, Fixtures and Equipment	12,923,699	12,982,160
Leasehold Improvements	948,260	994,637
Construction in Progress	-	77,366

	45,410,887	45,497,179
Accumulated Depreciation	(20,494,781)	(19,746,944)

	$24,916,106	$25,750,235

Depreciation charged to operations totaled $1,676,820 in 2012, $1,790,041 in 2011 and $2,140,735 in 2010.

Certain Company facilities and equipment are leased under various operating leases.  Rental expense approximated $447,000 for 2012, $376,000 for 2011 and $377,000 for 2010.

Future minimum rental payments as of December 31, 2012 are as follows:

Year Ending December 31	Amount

2013	$131,978
2014	52,138
2015	42,000
2016 and After	84,000

$310,116

Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned [Abstract]
Other Real Estate Owned
(7)  Other Real Estate Owned

The aggregate carrying amount of Other Real Estate Owned (OREO) at December 31, 2012, 2011 and 2010 was $15,940,693, $20,445,805 and $20,207,806, respectively.  All of the Company's other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure.  The following table details the change in OREO during 2012, 2011 and 2010.

	December 31
	2012	2011	2010

Balance, Beginning of Year	$20,445,085	$20,207,806	$19,705,044

Additions	9,729,174	12,555,622	13,159,402
Sales of OREO	(9,711,890)	(9,804,669)	(9,531,210)
Loss on Sale	(1,818,967)	(1,102,613)	(1,832,256)
Provision for Losses	(2,702,709)	(1,411,061)	(1,293,174)

Balance, End of Year	$15,940,693	$20,445,085	$20,207,806

Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Intangible Assets
(8)  Intangible Assets

The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2010	$1,056,693	$(761,686)	$295,007

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2011	1,056,693	(797,435)	259,258

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2012	$1,056,693	$(833,183)	$223,510

Amortization expense related to the core deposit intangible was $35,748, $35,749 and $35,749 for the years ended December 31, 2012, 2011 and 2010.  Amortizations expense will continue at an annual rate of approximately $35,749 through the first quarter of 2019, at which point the core deposit will be fully amortized.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(9)  Income Taxes

The components of income tax (benefit) expense for the years ended December 31 are as follows:

	2012	2011	2010

Current Federal (Benefit) Expense	$(3,588)	$311,174	$(1,037,717)
Deferred Federal (Benefit) Expense	1,204,439	867,006	639,607

Federal Income Tax (Benefit) Expense	1,198,325	1,178,180	(398,110)
Current State Income Tax (Benefit) Expense	2,526	(74,297)	(61,104)

	$1,200,851	$1,103,883	$(459,214)

The federal income tax (benefit) expense of $1,200,851 in 2012, $1,178,180 in 2011 and $(398,110) in 2010 is different than the income taxes computed by applying the federal statutory rates to income before income taxes.  The reasons for the differences are as follows:

	2012	2011	2010

Statutory Federal Income Taxes	$1,306,331	$1,228,538	$5,101
Tax-Exempt Interest	(94,891)	(126,468)	(117,586)
Interest Expense Disallowance	4,908	8,751	8,400
Premiums on Officers' Life Insurance	(59,603)	(52,431)	(134,106)
Meal and Entertainment Disallowance	25,567	20,693	24,972
Other	16,013	99,097	(184,891)

Actual Federal Income Taxes	$1,198,325	$1,178,180	$(398,110)

Deferred taxes in the accompanying consolidated balance sheets as of December 31 include the following:

	2012	2011

Deferred Tax Assets
Allowance for Loan Losses	$4,330,553	$5,320,862
Other Real Estate	1,668,653	1,012,326
Deferred Compensation	342,547	386,225
Restricted Stock	-	508,547
Goodwill	345,762	392,124
Net Operating Loss Carryforward	2,310,708	2,992,777
Other	529,706	559,836

	9,527,929	11,172,697
Deferred Tax Liabilities
Premises and Equipment	(1,232,905)	(1,195,334)
Vested Restricted Stock	-	(476,540)
Other	(4,185)	(4,185)

	(1,237,090)	(1,676,059)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	77,177	(983,807)

Net Deferred Tax Assets	$8,368,016	$8,512,831

As discussed in Note 1, certain positions taken in the Company's tax returns may be subject to challenge by the taxing authorities.  An analysis of activity related to unrecognized taxes follows as of December 31, 2012 and 2011.

	2012	2011

Balance, Beginning	$33,368	$78,121

Positions Taken During the Current Year	11,794	14,275
Reductions Resulting from Lapse of Statutes of Limitation	(6,486)	(59,028)

Balance, Ending	$38,676	$33,368

The net increase (decrease) of $5,308 and $(44,753) is included in income tax expense for the years ended December 31, 2012 and 2011, respectively.

The Company has cumulative federal net operation loss carryforwards of $4,299,505 at December 31, 2012 that expire beginning in 2021.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment.  The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets.  Based upon this evaluation, the Company determined that a valuation allowance on its deferred tax asset was not required as of December 31, 2012.

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
(10) Deposits

The aggregate amount of overdrawn deposit accounts reclassified as loan balances totaled $389,331 and $147,398 as of December 31, 2012 and 2011, respectively.

Components of interest-bearing deposits as of December 31 are as follows:

	2012	2011

Interest-Bearing Demand	$314,030,843	$284,870,972
Savings	48,777,743	41,230,662
Time, $100,000 and Over	211,244,750	247,589,188
Other Time	281,665,013	332,025,539

	$855,718,349	$905,716,361

At December 31, 2012 and 2011, the Company had brokered deposits of $28,229,608 and $28,157,961, respectively.  Of the brokered deposits at December 31, 2012 and 2011, $28,229,608 and $28,157,961 represented Certificate of Deposits Account Registry Service (CDARS) reciprocal deposits in which customers placed core deposits into the CDARS program for FDIC insurance coverage and the Company received reciprocal brokered deposits in a like amount.  Thus, brokered deposits less the reciprocal deposits totaled $0 at December 31, 2012 and 2011.  The aggregate amount of short-term jumbo certificates of deposit, each with a minimum denomination of $100,000, was approximately $161,530,500 and $190,876,500 as of December 31, 2012 and 2011, respectively.

As of December 31, 2012, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2013	$388,484,260
2014	59,082,678
2015	28,380,949
2016	8,169,838
2017 and Thereafter	8,792,038

$492,909,763

Other Borrowed Money	12 Months Ended
Dec. 31, 2012
Other Borrowed Money [Abstract]
Other Borrowed Money
(11) Other Borrowed Money

Other borrowed money at December 31 is summarized as follows:

	2012	2011

Federal Home Loan Bank Advances	$35,000,000	$71,000,000

Advances from the Federal Home Loan Bank (FHLB) have maturities ranging from 2017 to 2019 and interest rates ranging from 0.56 percent to 4.75 percent.  As collateral on the outstanding FHLB advances, the Company has provided a blanket lien on its portfolio of qualifying residential first mortgage loans and commercial loans.  At December 31, 2012, the book value of those loans pledged approximated $76,000,000.  At December 31, 2012, the Company had remaining credit availability from the FHLB of approximately $129,190,000.  The Company may be required to pledge additional qualifying collateral in order to utilize the full amount of the remaining credit line.

Other borrowed money of $9,000,000 matures in 2017, with the remainder of $26,000,000 maturing in 2018 and thereafter.

The Company also has available federal funds lines of credit with various financial institutions totaling $43,000,000, of which there were none outstanding at December 31, 2012.

The Company has the ability to borrow funds from the Federal Reserve Bank (FRB) of Atlanta utilizing the discount window.  The discount window is an instrument of monetary policy that allows eligible institutions to borrow money from the FRB on a short-term basis to meet temporary liquidity shortages caused by internal or external disruptions.  At December 31, 2012, the Company had borrowing capacity available under this arrangement, with no outstanding balances.  The Company would be required to pledge certain available-for-sale investment securities as collateral under this agreement.

In addition, at December 31, 2012, the Company had an available repurchase agreement line of credit with a third party totaling $50,000,000.  Use of this credit facility is subject to the underwriting and risk management policies of the third party in effect at the time of the request.  Such policies may take into consideration current market conditions, the current financial condition of the Company and the ability of the Company to provide adequate securities as collateral for the transaction, among other factors.

Subordinated Debentures (Trust Preferred Securities)	12 Months Ended
Dec. 31, 2012
Subordinated Debentures (Trust Preferred Securities) [Abstract]
Subordinated Debentures (Trust Preferred Securities)
(12) Subordinated Debentures (Trust Preferred Securities)

					Total
			3-Month	Added	Interest		5-Year
Description	Date	Amount	Libor Rate	Points	Rate	Maturity	Call Option
(In Thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,500	0.30800	2.68	2.98800	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,000	0.31100	1.50	1.81100	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,000	0.31100	1.65	1.96100	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,000	0.31325	1.40	1.71325	9/14/2037	9/14/2012

The Trust Preferred Securities are recorded as subordinated debentures on the consolidated balance sheets, but subject to certain limitations, qualify as Tier 1 Capital for regulatory capital purposes.  The proceeds from the offering were used to fund the cash portion of the Quitman acquisition, pay off holding Company debt, and inject capital into bank subsidiaries.

On February 13, 2012, the Company announced the suspension of the quarterly interest payments on the Trust Preferred Securities.  Under the terms of the trust documents, the Company may defer payments of interest for up to 20 consecutive quarterly periods without default or penalty.  The regularly scheduled interest payments will continue to be accrued for payment in the future and reported as an expense in the current period.  At December 31, 2012, accrued but unpaid interest expense totaled $553,127.

Preferred Stock	12 Months Ended
Dec. 31, 2012
Preferred Stock [Abstract]
Preferred Stock
(13) Preferred Stock

On January 9, 2009, the Company issued to the United States Department of the Treasury (Treasury), in exchange for aggregate consideration of $28.0 million, (i) 28,000 shares of the Company's Fixed Rate Cumulative Perpetual Preferred Stock, Series A, (the Preferred Stock), and (ii) a warrant (the Warrant) to purchase up to 500,000 shares (the Warrant Common Stock) of the Company's common stock.

The Preferred Stock qualifies as Tier 1 capital and pays cumulative cash dividends quarterly at a rate of 5 percent per annum for the first five years, and 9 percent per annum thereafter.  The Preferred Stock is nonvoting, other than class voting rights on certain matters that could adversely affect the Preferred Stock.  The Preferred Stock may be redeemed by the Company at the liquidation preference of $1,000 per share plus any accrued and unpaid dividends.  Accrued and unpaid dividends on the Preferred Stock must be declared and set aside for the benefit of the holders of the Preferred Stock before any dividend may be declared on common stock.

On February 13, 2012, the Company announced the suspension of dividends on the Preferred Stock.  At December 31, 2012, there were accumulated dividends in arrears of $1.61 million, approximately $57 per share, including related accrued interest.  The Company may defer dividend payments for up to an aggregate of six dividend periods, whether consecutive or not, without default or penalty under the terms of the agreement.  Failure to pay dividends for six periods would trigger board appointment rights for the holder of the Preferred Stock.

Upon receipt of the aggregate consideration from the Treasury on January 9, 2009, the Company allocated the $28,000,000 proceeds on a pro rata basis to the Preferred Stock and the Warrant based on relative fair values.  As a result, the Company allocated $27,220,000 of the aggregate proceeds to the Preferred Stock, and $780,000 was allocated to the Warrant.  The discount recorded on the Preferred Stock that resulted from allocating a portion of the proceeds to the Warrant is being accreted directly to retained earnings over a 5-year period applying a level yield.

The Warrant may be exercised on or before January 9, 2019 at an exercise price of $8.40 per share.  The Treasury may not exercise voting power with respect to any shares of Warrant Common Stock until the Warrant has been exercised.

As discussed in Note 24, Subsequent Event, the Preferred Stock was sold by the Treasury at public auction on January 29, 2013.

Restricted Stock - Unearned Compensation	12 Months Ended
Dec. 31, 2012
Restricted Stock - Unearned Compensation [Abstract]
Restricted Stock - Unearned Compensation
(14) Restricted Stock - Unearned Compensation

In April 2004, the stockholders of Colony Bankcorp, Inc. adopted a restricted stock grant plan which awards certain executive officers common shares of the Company.  The maximum number of shares which may be subject to restricted stock awards (split-adjusted) is 143,500.  To date, 53,256 shares have been issued under this plan and 17,798 shares have been forfeited; thus, remaining shares which may be issued are 108,042 at December 31, 2012.  During 2012, there were no shares of restricted stock issued or forfeited. The shares are recorded at fair market value (on the date granted) as a separate component of stockholders' equity.  The cost of these shares is being amortized against earnings using the straight-line method over three years (the restriction period).

Profit Sharing Plan	12 Months Ended
Dec. 31, 2012
Profit Sharing Plan [Abstract]
Profit Sharing Plan
(15) Profit Sharing Plan

The Company has a profit sharing plan that covers substantially all employees who meet certain age and service requirements.  It is the Company's policy to make contributions to the plan as approved annually by the board of directors.  The Company has not made any provisions for contributions to the plan for 2012, 2011 and 2010.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(16) Commitments and Contingencies

Credit-Related Financial Instruments.  The Company is a party to credit-related financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, standby letters of credit and commercial letters of credit.  Such commitments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the consolidated balance sheets.

The Company's exposure to credit loss is represented by the contractual amount of these commitments.  The Company follows the same credit policies in making commitments as it does for on-balance sheet instruments.

At December 31, 2012 and 2011, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	2012	2011

Commitments to Extend Credit	$64,147,000	$39,966,000
Standby Letters of Credit	1,141,000	1,327,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  The commitments for equity lines of credit may expire without being drawn upon.  Therefore, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained, if it is deemed necessary by the Company, is based on management's credit evaluation of the customer.

Unfunded commitments under commercial lines of credit, revolving credit lines and overdraft protection agreements are commitments for possible future extensions of credit to existing customers.  These lines of credit are uncollateralized and usually do not contain a specified maturity date and may not be drawn upon to the total extent to which the Company is committed.

Standby and performance letters of credit are conditional lending commitments issued by the Company to guarantee the performance of a customer to a third party.  Those letters of credit are primarily issued to support public and private borrowing arrangements.  Essentially all letters of credit issued have expiration dates within one year.  The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

Legal Contingencies.  In the ordinary course of business, there are various legal proceedings pending against Colony and its subsidiary.  The aggregate liabilities, if any, arising from such proceedings would not, in the opinion of management, have a material adverse effect on Colony's consolidated financial position.

Deferred Compensation Plan	12 Months Ended
Dec. 31, 2012
Deferred Compensation Plan [Abstract]
Deferred Compensation Plan
(17) Deferred Compensation Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts.  In accordance with terms of the contracts, the Bank is committed to pay the participant's deferred compensation over a specified number of years, beginning at age 65.  In the event of a participant's death before age 65, payments are made to the participant's named beneficiary over a specified number of years, beginning on the first day of the month following the death of the participant.

Liabilities accrued under the plans totaled $1,007,490 and $1,135,956 as of December 31, 2012 and 2011, respectively.  Benefit payments under the contracts were $203,904 in 2012 and $196,501 in 2011.  Provisions charged to operations totaled $82,250 in 2012, $98,901 in 2011 and $154,553 in 2010.

Fee income recognized with deferred compensation plans totaled $175,302 in 2012, $154,210 in 2011 and $182,685 in 2010.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract ]
Supplemental Cash Flow Information
(18) Supplemental Cash Flow Information

Cash payments for the following were made during the years ended December 31:

	2012	2011	2010

Interest Expense	$10,942,113	$17,204,476	$21,975,968

Income Taxes	$-	$390,152	$275,000

Noncash financing and investing activities for the years ended December 31 are as follows:

	2012	2011	2010

Acquisitions of Real Estate Through Loan Foreclosures	$9,729,174	$12,555,622	$13,159,402

Unrealized (Gain) Loss on Investment Securities	$3,120,540	$(3,802,320)	$757,545

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
(19) Related Party Transactions

The aggregate balance of direct and indirect loans to directors, executive officers or principal holders of equity securities of the Company was $4,776,492 as of December 31, 2012 and $5,504,230 as of December 31, 2011. All such loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than a normal risk of collectibility.  A summary of activity of related party loans is shown below:

	2012	2011

Balance, Beginning	$5,504,230	$9,797,492

New Loans	8,075,835	15,455,299
Repayments	(10,510,517)	(17,871,362)
Transactions Due to Changes in Directors	1,706,944	(1,877,199)

Balance, Ending	$4,776,492	$5,504,230

Fair Value of Financial Instruments and Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Fair Value of Financial Instruments and Fair Value Measurements
(20) Fair Value of Financial Instruments and Fair Value Measurements

Generally accepted accounting standards in the U.S. require disclosure of fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value.  The assumptions used in the estimation of the fair value of Colony Bankcorp, Inc. and Subsidiary's financial instruments are detailed hereafter.  Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques.  The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good-faith estimate of the increase or decrease in value of financial instruments held by the Company since purchase, origination or issuance.

Cash and Short-Term Investments - For cash, due from banks, bank-owned deposits and federal funds sold, the carrying amount is a reasonable estimate of fair value and is classified level 1.

Investment Securities - Fair values for investment securities are based on quoted market prices where available.  If quoted market prices are not available, estimated fair values are based on quoted market prices of comparable instruments.  If a comparable is not available, the investment securities are classified as level 3.

Federal Home Loan Bank Stock - The fair value of Federal Home Loan Bank stock approximates carrying value.

Loans - The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings.  For variable rate loans, the carrying amount is a reasonable estimate of fair value.

Deposit Liabilities - The fair value of demand deposits, savings accounts and certain money market deposits is the amount payable on demand at the reporting date and is classified as level 1.  The fair value of fixed maturity certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities and is classified as level 2.

Subordinated Debentures - Fair value approximates carrying value due to the variable interest rates of the subordinated debentures.

Other Borrowed Money - The fair value of other borrowed money is calculated by discounting contractual cash flows using an estimated interest rate based on current rates available to the Company for debt of similar remaining maturities and collateral terms. Other borrowed money is classified as level 2 due to their expected maturities.

Disclosures of the fair value of financial assets and financial liabilities, including those of financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or nonrecurring basis, are required in the financial statements.

The carrying amount and estimated fair values of the Company's financial instruments as of December 31 are as follows:

	2012					2011
	Carrying	Estimated	Level			Carrying	Estimated
	Amount	Fair Value	1	2	3	Amount	Fair Value
	(in Thousands)
Assets
Cash and Short-Term Investments	$71,041	$71,041	$71,041	$-	$-	$112,329	$112,329
Investment Securities Available for Sale	268,300	268,300	-	267,162	1,138	303,891	303,891
Investment Securities Held to Maturity	41	42	-	42	-	46	46
Federal Home Loan Bank Stock	3,364	3,364	3,364	-	-	5,398	5,398
Loans, Net	734,079	735,115	-	713,109	22,006	700,614	702,438

Liabilities
Deposits	979,685	982,215	486,775	495,440	-	999,985	1,003,648
Subordinated Debentures	24,229	24,229	24,229	-	-	24,229	24,229
Other Borrowed Money	35,000	38,424	-	38,424	-	71,000	74,720

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument.  Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on many judgments.  These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment.  In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Fair Value Measurements

Generally accepted accounting principles related to Fair Value Measurements define fair value, establish a framework for measuring fair value, establish a three-level valuation hierarchy for disclosure of fair value measurement and enhance disclosure requirements for fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.  The three levels are defined as follows:

•	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•
Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•	Level 3 inputs to the valuation methodology are unobservable and represent the Company's own assumptions about the assumptions that market participants would use in pricing the assets or liabilities.

Following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy:

Assets

Securities - Where quoted prices are available in an active market, securities are classified within level 1 of the valuation hierarchy.  Level 1 inputs include securities that have quoted prices in active markets for identical assets. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow.  Examples of such instruments, which would generally be classified within level 2 of the valuation hierarchy, include certain collateralized mortgage and debt obligations and certain high-yield debt securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within level 3 of the valuation hierarchy.  When measuring fair value, the valuation techniques available under the market approach, income approach and/or cost approach are used.  The Company's evaluations are based on market data and the Company employs combinations of these approaches for its valuation methods depending on the asset class.

Impaired loans - Impaired loans are those that are not accounted for under ASC Subtopic 310-40, Troubled Debt Restructurings by Creditors, in which the Company has measured impairment generally based on the fair value of the loan's collateral.  Fair value is generally determined based upon independent third-party appraisals of the properties, or discounted cash flows based upon the expected proceeds.  These assets are included as level 3 fair values, based upon the lowest level of input that is significant to the fair value measurements.

Other Real Estate - Other real estate owned assets are adjusted to fair value less estimated selling costs upon transfer of the loans to other real estate owned.  Typically, an external, third-party appraisal is performed on the collateral upon transfer into the other real estate owned account to determine the asset's fair value.  Subsequent adjustments to the collateral's value may be based upon either updated third-party appraisals or management's knowledge of the collateral and the current real estate market conditions.   Appraised amounts used in determining the asset's fair value, whether internally or externally prepared, are discounted 10 percent to account for selling and marketing costs.  Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are typically significant and result in a level 3 classification of the inputs for determining fair value.  Because of the high degree of judgment required in estimating the fair value of other real estate owned assets and because of the relationship between fair value and general economic conditions, we consider the fair value of other real estate owned assets to be highly sensitive to changes in market conditions.

Assets and Liabilities Measured at Fair Value on a Recurring Basis - The following table presents the recorded amount of the Company's assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.  The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at December 31, 2012.  Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
2012	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,059,074	$-	$263,059,074	$-
State, County and Municipal	4,004,010	-	2,998,199	1,005,811
Corporate Obligations	1,104,900	-	1,104,900	-
Asset-Backed Securities	132,427	-	-	132,427

	$268,300,411	$-	$267,162,173	$1,138,238
Nonrecurring
Impaired Loans	$22,006,150	$-	$-	$22,006,150

Other Real Estate	$8,817,204	$-	$-	$8,817,204

2011

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$294,060,799	$-	$294,060,799	$-
State, County and Municipal	7,583,691	-	7,583,691	-
Corporate Obligations	2,113,930	-	1,123,930	990,000
Asset-Backed Securities	132,427	-	-	132,427

	$303,890,847	$-	$302,768,420	$1,122,427
Nonrecurring
Impaired Loans	$17,250,312	$-	$-	$17,250,312

Other Real Estate	$5,094,081	$-	$-	$5,094,081

Liabilities

The Company did not identify any liabilities that are required to be presented at fair value.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

The following table presents quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level 3 of the fair value hierarchy measured on a nonrecurring basis at December 31, 2012.  This table is comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 2012	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$ 1,030,877	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(45.00%)-80.00% (17.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-80.00% (40.00%)

		Income Approach	Capitalization Rate	8.50%

Real Estate
Commercial Construction	5,885,060	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-45.00% (22.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Discount Rate	7.94%

Residential Real Estate	3,581,317	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-24.00% (12.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	8.90%

Commercial Real Estate	11,508,896	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(7.40%)-73.70% (32.95%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	9.50%

			Discount Rate	5.13%

Other Real Estate Owned	8,817,204	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(35.00%)-129.50% (47.25%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	3.10%-61.32% (32.33%)

		Income Approach	Discount Rate	3.00%

The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2012, 2011 and 2010.

	Available for Sale Securities
	2012	2011	2010

Balance, Beginning	$1,122,427	$1,016,997	$982,427
Total Realized/Unrealized Gains (Losses) Included In Purchases, Sales, Issuances and Settlements
Transfers into Level 3	788,933	-	-
Securities Purchased During the Year	208,245	-	-
Securities Called During the Year	(1,000,000)	-	-
Unrealized Gains Included in Other Comprehensive Income	78,201	158,488	34,570
Loss on OTTI Impairment Included in Noninterest Income	(59,568)	(53,058)	-

Balance, Ending	$1,138,238	$1,122,427	$1,016,997

The Company's policy is to recognize transfers in and transfers out of levels 1, 2 and 3 as of the end of a reporting period.  During the year ended December 31, 2012, the Company transferred certain state, county and municipal securities out of level 2 and into level 3.  The transfers into level 3 were the result of decreased market activity for these types of securities, as well as a lack of current credit ratings on these securities.  There were no gains or losses recognized as a result of the transfers.  There were no transfers of securities between level 1 and level 2 for the years ended December 31, 2012, 2011 or 2010.

The following table presents quantitative information about recurring level 3 fair value measurements as of December 31, 2012.

	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Asset-Back Securities	$132,427	Discounted Cash Flow	Discount Rate	2.95%-3.42% (3.19%)

State, County and Municipal	1,005,811	Discounted Cash Flow	Discount Rate or Yield	N/A*

*  The Company relies on a third-party pricing service to value its municipal securities.  The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.

Regulatory Capital Matters	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters [Abstract]
Regulatory Capital Matters
(21) Regulatory Capital Matters

The amount of dividends payable to the parent company from the subsidiary bank is limited by various banking regulatory agencies.  Upon approval by regulatory authorities, the Bank may pay cash dividends to the parent company in excess of regulatory limitations.  Additionally, the Company suspended the payment of dividends to its stockholders in the third quarter of 2009.  At December 31, 2012, the Company is subject to certain regulatory restrictions that preclude the declaration of or payment of any dividends to its common stockholders, without prior approval from the Federal Reserve Bank.

The Company is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and, possibly, additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's consolidated financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets.  The amounts and ratios as defined in regulations are presented hereafter.  Management believes, as of December 31, 2012, the Company meets all capital adequacy requirements to which it is subject under the regulatory framework for prompt corrective action.  In the opinion of management, there are no conditions or events since prior notification of capital adequacy from the regulators that have changed the institution's category.

The following table summarizes regulatory capital information as of December 31, 2012 and 2011 on a consolidated basis and for its wholly-owned subsidiary, as defined.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$122,630	16.47%	$59,548	8.00%	N/A	N/A
Colony Bank	123,463	16.61	59,474	8.00	$74,342	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	113,283	15.22	29,774	4.00	N/A	N/A
Colony Bank	114,128	15.35	29,737	4.00	44,605	6.00

Tier I Capital to Average Assets
Consolidated	113,283	10.22	44,343	4.00	N/A	N/A
Colony Bank	114,128	10.31	44,282	4.00	55,352	5.00

As of December 31, 2011

Total Capital to Risk-Weighted Assets
Consolidated	$118,913	16.50%	$57,658	8.00%	N/A	N/A
Colony Bank	117,243	16.29	57,584	8.00	$71,980	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	109,822	15.24	28,829	4.00	N/A	N/A
Colony Bank	108,163	15.03	28,792	4.00	43,188	6.00

Tier I Capital to Average Assets
Consolidated	109,822	9.51	46,185	4.00	N/A	N/A
Colony Bank	108,163	9.38	46,117	4.00	57,646	5.00

The Bank is currently subject to a memorandum of understanding (MOU) which requires, among other things, that the Bank maintain minimum capital ratios at specified levels higher than those otherwise required by applicable regulations as follows: Tier 1 capital to total average assets of 8 percent and total risk-based capital to total risk-weighted assets of 10 percent during the life of the MOU.  The MOU also requires that, prior to declaring or paying any cash dividend to the Company, the Bank must obtain written consent of its regulators.  Additional requirements of the MOU are discussed in Part 1, Item 1 of the Company's December 31, 2012 Form 10-K filed with the Securities Exchange Commission on March 12, 2013.  Failure to comply with the terms of the MOU could have an adverse impact on the Company's consolidated financial condition.

Financial Information of Colony Bankcorp, Inc (Parent Only)	12 Months Ended
Dec. 31, 2012
Financial Information of Colony Bankcorp, Inc. (Parent Only) [Abstract]
Financial Information of Colony Bankcorp, Inc. (Parent Only)
(22) Financial Information of Colony Bankcorp, Inc. (Parent Only)

The parent company's balance sheets as of December 31, 2012 and 2011 and the related statements of operations and comprehensive income (loss) and cash flows for each of the years in the three-year period then ended are as follows:

COLONY BANKCORP, INC. (PARENT ONLY)
BALANCE SHEETS
DECEMBER 31

ASSETS

	2012	2011

Cash	$494,432	$1,051,904
Premises and Equipment, Net	1,284,968	1,378,395
Investment in Subsidiary, at Equity	119,646,209	118,289,024
Other	821,145	437,414

Total Assets	$122,246,754	$121,156,737

LIABILITIES AND STOCKHOLDERS' EQUITY

Liabilities
Dividends Payable	$1,610,385	$175,000
Other	648,202	139,927

	2,258,587	314,927

Subordinated Debt	24,229,000	24,229,000

Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2012 and 2011	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income, Net of Tax	(149,814)	1,909,742

	95,759,167	96,612,810

Total Liabilities and Stockholders' Equity	$122,246,754	$121,156,737

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Income
Dividends from Subsidiary	$17,372	$15,265	$15,536
Management Fees	590,422	505,414	455,241
Other	101,397	98,180	119,776

	709,191	618,859	590,553

Expenses
Interest	554,004	508,081	516,170
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	735,919	734,104	761,873
Other	558,151	656,914	807,209

	1,850,324	1,901,349	2,087,502

Loss Before Taxes and Equity in Undistributed Earnings of Subsidiary	(1,141,133)	(1,282,490)	(1,496,949)

Income Tax Benefits	365,691	425,605	532,823

Loss Before Equity in Undistributed Earnings of Subsidiary	(775,442)	(856,885)	(964,126)

Equity in Undistributed Earnings of Subsidiary	3,416,740	3,390,480	1,438,342

Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000

Net Income (Loss) Available to Common Stockholders	$1,205,913	$1,133,595	$(925,784)

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Net Income	$2,641,298	$2,533,595	$474,216

Other Comprehensive Income, Net of Tax
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)

Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)

Comprehensive Income (Loss)	$581,742	$5,043,126	$(25,764)

COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Cash Flows from Operating Activities
Net Income	$2,641,298	$2,533,595	$474,216
Adjustments to Reconcile Net Income to Net Cash Used by Operating Activities
Depreciation and Amortization	93,427	112,651	194,918
Equity in Undistributed Earnings of Subsidiary	(3,416,740)	(3,390,480)	(1,438,342)
Other	124,543	24,977	(260,318)

	(557,472)	(719,257)	(1,029,526)

Cash Flows from Investing Activities
Purchases of Premises and Equipment	-	(1,900)	(31,877)

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	-	(1,400,000)	(1,400,000)
Proceeds from Issuance of Common Stock	-	-	5,078,255

	-	(1,400,000)	3,678,255

Increase (Decrease) in Cash	(557,472)	(2,121,157)	2,616,852

Cash, Beginning	1,051,904	3,173,061	556,209

Cash, Ending	$494,432	$1,051,904	$3,173,061

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
(23) Earnings Per Share

Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during each period.  Diluted earnings per share reflects the potential dilution of restricted stock and common stock warrants.  Net income available to common stockholders represents net income (loss) after preferred stock dividends.  The following table presents earnings per share for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Numerator
Net Income (Loss) Available to Common Stockholders	$1,205,913	$1,133,595	$(925,784)

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,149,217
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	-	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,439,258	8,439,258	8,149,217

Earnings (Loss) Per Share - Basic	$0.14	$0.13	$(0.11)

Earnings (Loss) Per Share - Diluted	$0.14	$0.13	$(0.11)

For the years ended December 31, 2012 and 2011, respectively, the Company has excluded 500,000 and 501,855 common stock equivalents with strike prices that would cause them to be antidilutive.  Additionally, due to the net loss reported for the year ended December 31, 2010, the Company has excluded 505,283 shares of common stock equivalents because these would also have been antidilutive.

Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event [Abstract]
Subsequent Event
(24) Subsequent Event

On January 29, 2013, the Company's 28,000 shares of Cumulative Perpetual Preferred Stock, Series A (the Preferred Stock) was sold by the Treasury to the public through a modified dutch auction.  This auction is part of the Treasury's ongoing efforts to wind down its remaining TARP bank investments.  The sale of the Preferred Stock to new investors did not result in any accounting entries and does not change the Company's capital position.  The Treasury continues to hold the Warrant for 500,000 shares of common stock; however, the Company has notified the Treasury of its intentions to repurchase the warrant, although no price for the repurchase has been set.

Cumulative dividends on the Preferred Shares will continue to accrue at a rate of 5 percent per annum for the first five years from initial issuance and at a rate of 9 percent per annum thereafter.  The Preferred Stock continues to have no maturity date and ranks senior to the Company's Common Stock.  The Preferred Stock continues to be redeemable at the option of the Company at 100 percent of their liquidation preference, plus any accrued and unpaid dividends.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

Colony Bankcorp, Inc. (the Company) is a bank holding company located in Fitzgerald, Georgia. The consolidated financial statements include the accounts of Colony Bankcorp, Inc. and its wholly-owned subsidiary, Colony Bank, Fitzgerald, Georgia.  All significant intercompany accounts have been eliminated in consolidation. The accounting and reporting policies of Colony Bankcorp, Inc. conform to generally accepted accounting principles and practices utilized in the commercial banking industry.

Nature of Operations
Nature of Operations

The Company provides a full range of retail and commercial banking services for consumers and small- to medium-size businesses located primarily in central, south and coastal Georgia. Colony Bank is headquartered in Fitzgerald, Georgia with banking offices in Albany, Ashburn, Broxton, Centerville, Chester, Columbus, Cordele, Douglas, Eastman, Fitzgerald, Leesburg, Moultrie, Pitts, Quitman, Rochelle, Savannah, Soperton, Sylvester, Thomaston, Tifton, Valdosta and Warner Robins.  Lending and investing activities are funded primarily by deposits gathered through its retail banking office network.

Use of Estimates
Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the balance sheet date and revenues and expenses for the period.  Actual results could differ significantly from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans and the valuation of deferred tax assets.

Reclassifications
Reclassifications

In certain instances, amounts reported in prior years' consolidated financial statements and note disclosures have been reclassified to conform to statement presentations selected for 2012.  Such reclassifications had no effect on previously reported stockholders' equity or net income.

Concentrations of Credit Risk
Concentrations of Credit Risk

Concentrations of credit risk can exist in relation to individual borrowers or groups of borrowers, certain types of collateral, certain types of industries or certain geographic regions.  The Company has a concentration in real estate loans as well as a geographic concentration that could pose an adverse credit risk, particularly with the current economic downturn in the real estate market.  At December 31, 2012, approximately 87 percent of the Company's loan portfolio was concentrated in loans secured by real estate.  A substantial portion of borrowers' ability to honor their contractual obligations is dependent upon the viability of the real estate economic sector.  The downturn of the housing and real estate market that began in 2007 resulted in an increase of problem loans secured by real estate, of which most are centered in the Company's larger MSA markets.  Declining collateral real estate values that secure land development, construction and speculative real estate loans in the Company's larger MSA markets have resulted in high loan loss provisions in recent years.  In addition, a large portion of the Company's foreclosed assets are also located in these same geographic markets, making the recovery of the carrying amount of foreclosed assets susceptible to changes in market conditions.  Management continues to monitor these concentrations and has considered these concentrations in its allowance for loan loss analysis.

The success of the Company is dependent, to a certain extent, upon the economic conditions in the geographic markets it serves.  Adverse changes in the economic conditions in these geographic markets would likely have a material adverse effect on the Company's results of operations and financial condition.  The operating results of the Company depend primarily on its net interest income. Accordingly, operations are subject to risks and uncertainties surrounding the exposure to changes in the interest rate environment.

At times, the Company may have cash and cash equivalents at financial institutions in excess of federal deposit insurance limits.  The Company places its cash and cash equivalents with high credit quality financial institutions whose credit rating is monitored by management to minimize credit risk.

Investment Securities
Investment Securities

The Company classifies its investment securities as trading, available for sale or held to maturity.  Securities that are held principally for resale in the near term are classified as trading.  Trading securities are carried at fair value, with realized and unrealized gains and losses included in noninterest income.  Currently, no securities are classified as trading.  Securities acquired with both the intent and ability to be held to maturity are classified as held to maturity and reported at amortized cost.  All securities not classified as trading or held to maturity are considered available for sale.  Securities available for sale are reported at estimated fair value.  Unrealized gains and losses on securities available for sale are excluded from earnings and are reported, net of deferred taxes, in accumulated other comprehensive income (loss), a component of stockholders' equity.  Gains and losses from sales of securities available for sale are computed using the specific identification method.  Securities available for sale includes securities, which may be sold to meet liquidity needs arising from unanticipated deposit and loan fluctuations, changes in regulatory capital requirements, or unforeseen changes in market conditions.

The Company evaluates each held to maturity and available for sale security in a loss position for other-than-temporary impairment (OTTI).  In estimating other-than-temporary impairment losses, management considers such factors as the length of time and the extent to which the market value has been below cost, the financial condition of the issuer and the Company's intent to sell and whether it is more likely than not that the Company will be required to sell the security before anticipated recovery of the amortized cost basis.  If the Company intends to sell or if it is more likely than not that the Company will be required to sell the security before recovery, the OTTI write-down is recognized in earnings.  If the Company does not intend to sell the security or it is not more likely than not that it will be required to sell the security before recovery, the OTTI write-down is separated into an amount representing credit loss, which is recognized in earnings, and an amount related to all other factors, which is recognized in other comprehensive income (loss).

Federal Home Loan Bank Stock
Federal Home Loan Bank Stock

Investment in stock of a Federal Home Loan Bank (FHLB) is required for every federally insured institution that utilizes its services.  FHLB stock is considered restricted, as defined in the accounting standards.  The FHLB stock is reported in the consolidated financial statements at cost.  Dividend income is recognized when earned.

Loans
Loans

Loans that the Company has the ability and intent to hold for the foreseeable future or until maturity are recorded at their principal amount outstanding, net of unearned interest and fees.  Loan origination fees, net of certain direct origination costs, are deferred and amortized over the estimated terms of the loans using the straight-line method.  Interest income on loans is recognized using the effective interest method.

A loan is considered to be delinquent when payments have not been made according to contractual terms, typically evidenced by nonpayment of a monthly installment by the due date.

When management believes there is sufficient doubt as to the collectibility of principal or interest on any loan or generally when loans are 90 days or more past due, the accrual of applicable interest is discontinued and the loan is designated as nonaccrual, unless the loan is well secured and in the process of collection.  Interest payments received on nonaccrual loans are either applied against principal or reported as income, according to management's judgment as to the collectibility of principal.  Loans are returned to an accrual status when factors indicating doubtful collectibility on a timely basis no longer exist.

Loans Modified in a Troubled Debt Restructuring (TDR)
Loans Modified in a Troubled Debt Restructuring (TDR)

Loans are considered to have been modified in a TDR when, due to a borrower's financial difficulty, the Company makes certain concessions to the borrower that it would not otherwise consider for new debt with similar risk characteristics.  Modifications may include interest rate reductions, principal or interest forgiveness, forbearance, and other actions intended to minimize economic loss and to avoid foreclosure or repossession of the collateral.  Generally, a nonaccrual loan that has been modified in a TDR remains on nonaccrual status for a period of six months to demonstrate that the borrower is able to meet the terms of the modified loan.  However, performance prior to the modification, or significant events that coincide with the modification, are included in assessing whether the borrower can meet the new terms and may result in the loan being returned to accrual status at the time of loan modification or after a shorter performance period.  If the borrower's ability to meet the revised payment schedule is uncertain, the loan remains on nonaccrual status. Once a loan is modified in a troubled debt restructuring, it is accounted for as an impaired loan, regardless of its accrual status, until the loan is paid in full, sold or charged off.

Allowance for Loan Losses
Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management's periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower's ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revisions as more information becomes available.

The allowance consists of specific, historical and general components.  The specific component relates to loans that are classified as either doubtful, substandard or special mention.  For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The historical component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors.  A general component is maintained to cover uncertainties that could affect management's estimate of probable losses.  The general component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and historical losses in the portfolio.  General valuation allowances are based on internal and external qualitative risk factors such as (1) changes in the composition of the loan portfolio, (2) the extent of loan concentrations within the portfolio, (3) the effectiveness of the Company's lending policies, procedures and internal controls, (4) the experience, ability and effectiveness of the Company's lending management and staff, and (5) national and local economics and business conditions.

Loans identified as losses by management, internal loan review and/or Bank examiners are charged off.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower's prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A significant portion of the Company's impaired loans are deemed to be collateral dependent.  Management therefore measures impairment on these loans based on the fair value of the collateral.  Collateral values are determined based on appraisals performed by qualified licensed appraisers hired by the Company or by senior members of the Company's credit administration staff.  The decision whether or not to obtain an external third-party appraisal usually depends on the type of property being evaluated.  External appraisals are usually obtained on more complex, income producing properties such as hotels, shopping centers and businesses.  Less complex properties such as residential lots, farm land and single family houses may be evaluated internally by senior credit administration staff.  When the Company does obtain appraisals from external third-parties, the values utilized in the impairment calculation are "as is" or current market values.  The appraisals, whether prepared internally or externally, may utilize a single valuation approach or a combination of approaches including the comparable sales, income and cost approach.  Appraised amounts used in the impairment calculation are typically discounted 10 percent to account for selling and marketing costs, if the repayment of the loan is to come from the sale of the collateral.  Although appraisals are not obtained each year on all impaired loans, the collateral values used in the impairment calculations are evaluated quarterly by management.  Based on management's knowledge of the collateral and the current real estate market conditions, appraised values may be further discounted to reflect facts and circumstances known to management since the initial appraisal was performed.

Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available.  Such adjustments are typically significant and result in a level 3 classification of the inputs for determining fair value.  Because of the high degree of judgment required in estimating the fair value of collateral underlying impaired loans and because of the relationship between fair value and general economic conditions, we consider the fair value of impaired loans to be highly sensitive to changes in market conditions.

Premises and Equipment
Premises and Equipment

Premises and equipment are recorded at acquisition cost net of accumulated depreciation.

Depreciation is charged to operations over the estimated useful lives of the assets.  The estimated useful lives and methods of depreciation are as follows:

Description	Life in Years	Method

Banking Premises	15-40	Straight-Line and Accelerated
Furniture and Equipment	5-10	Straight-Line and Accelerated

Expenditures for major renewals and betterments are capitalized.  Maintenance and repairs are charged to operations as incurred.  When property and equipment are retired or sold, the cost and accumulated depreciation are removed from the respective accounts and any gain or loss is reflected in other income or expense.

Intangible Assets
Intangible Assets

Intangible assets consist of core deposit intangibles acquired in connection with a business combination.  The core deposit intangible is initially recognized based on an independent valuation performed as of the consummation date.  The core deposit intangible is amortized by the straight-line method over the average remaining life of the acquired customer deposits.

Transfers of Financial Assets
Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Statement of Cash Flows
Statement of Cash Flows

For reporting cash flows, cash and cash equivalents include cash on hand, noninterest-bearing amounts due from banks, federal funds sold and securities purchased under agreement to resell.  Cash flows from demand deposits, NOW accounts, savings accounts, loans and certificates of deposit are reported net.

Securities Purchased Under Agreement to Resell and Securities Sold Under Agreements to Repurchase
Securities Purchased Under Agreement to Resell and Securities Sold Under Agreements to Repurchase

The Company purchases certain securities under agreements to resell.  The amounts advanced under these agreements represent short-term loans and are reflected as assets in the consolidated balance sheets.

The Company sells securities under agreements to repurchase.  These repurchase agreements are treated as borrowings.  The obligations to repurchase securities sold are reflected as a liability and the securities underlying the agreements are reflected as assets in the consolidated balance sheets.

Advertising Costs	Advertising Costs The Company expenses the cost of advertising in the periods in which those costs are incurred.
Income Taxes
Income Taxes

The provision for income taxes is based upon income for financial statement purposes, adjusted for nontaxable income and nondeductible expenses.  Deferred income taxes have been provided when different accounting methods have been used in determining income for income tax purposes and for financial reporting purposes.

Deferred tax assets and liabilities are recognized based on future tax consequences attributable to differences arising from the financial statement carrying values of assets and liabilities and their tax bases.  The differences relate primarily to depreciable assets (use of different depreciation methods for financial statement and income tax purposes) and allowance for loan losses (use of the allowance method for financial statement purposes and the direct write-off method for tax purposes).  In the event of changes in the tax laws, deferred tax assets and liabilities are adjusted in the period of the enactment of those changes, with effects included in the income tax provision.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  The Company and its subsidiary file a consolidated federal income tax return.  The subsidiary pays its proportional share of federal income taxes to the Company based on its taxable income.

The Company's federal and state income tax returns for tax years 2012, 2011, 2010 and 2009 are subject to examination by the Internal Revenue Service (IRS) and the Georgia Department of Revenue, generally for three years after filing.

Positions taken in the Company's tax returns may be subject to challenge by the taxing authorities upon examination.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities.  Such tax positions are both initially and subsequently measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the tax authority, assuming full knowledge of the position and all relevant facts.  The Company provides for interest and, in some cases, penalties on tax positions that may be challenged by the taxing authorities. Interest expense is recognized beginning in the first period that such interest would begin accruing.  Penalties are recognized in the period that the Company claims the position in the tax return.  Interest and penalties on income tax uncertainties are classified within income tax expense in the consolidated statements of operations.

Other Real Estate
Other Real Estate

Other real estate generally represents real estate acquired through foreclosure and is initially recorded at estimated fair value at the date of acquisition less the cost of disposal.  Losses from the acquisition of property in full or partial satisfaction of debt are recorded as loan losses.  Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and valuation allowances are recorded as necessary to reduce the carrying amount to fair value less estimated cost of disposal.  Routine holding costs and gains or losses upon disposition are included in foreclosed property expense.

Comprehensive Income
Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Certain changes in assets and liabilities, such as unrealized gains and losses on securities available for sale, represent equity changes from economic events of the period other than transactions with owners.  Such items are considered components of other comprehensive income (loss).  Accounting standards codification requires the presentation in the consolidated financial statements of net income and all items of other comprehensive income (loss) as total comprehensive income (loss).

Off-Balance Sheet Credit Related Financial Instruments
Off-Balance Sheet Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, commercial letters of credit and standby letters of credit.  Such financial instruments are recorded on the balance sheet when they are funded.

Changes in Accounting Principles and Effects of New Accounting Pronouncements
Changes in Accounting Principles and Effects of New Accounting Pronouncements

Adoption of New Accounting Standards

ASU No. 2011-03, "Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements." ASU 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. ASU 2011-03 removes from the assessment of effective control (i) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criterion. ASU 2011-03 became effective for the Company on January 1, 2012 and did not have a significant impact on the Company's consolidated financial statements.

ASU 2011-04, "Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 amends Topic 820, "Fair Value Measurements and Disclosures," to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. ASU 2011-04 became effective for the Company on January 1, 2012 and, aside from new disclosures included in Note 20 - Fair Value of Financial Instruments and Fair Value Measurements, did not have a significant impact on the Company's consolidated financial statements.

ASU 2011-05, "Comprehensive Income (Topic 220) - Presentation of Comprehensive Income." ASU 2011-05 amends Topic 220, "Comprehensive Income," to require that all nonowner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, ASU 2011-05 requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. ASU 2011-05 became effective for the Company on January 1, 2012; however, certain provisions related to the presentation of reclassification adjustments have been deferred by ASU 2011-12 "Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," as further discussed below.

ASU 2011-12, "Comprehensive Income (Topic 220) - Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." ASU 2011-12 defers changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments to allow the FASB time to redeliberate whether to require presentation of such adjustments on the face of the financial statements to show the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. ASU 2011-12 allows entities to continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before ASU No. 2011-05. All other requirements in ASU No. 2011-05 are not affected by ASU No. 2011-12. ASU 2011-12 became effective for the Company on January 1, 2012 and did not have a significant impact on the Company's consolidated financial statements.

Recently Issued But Not Yet Effective Accounting Standards

ASU 2011-11, "Balance Sheet (Topic 210) - "Disclosures about Offsetting Assets and Liabilities."  ASU 2011-11 amends Topic 210, "Balance Sheet," to require an entity to disclose both gross and net information about financial instruments, such as sales and repurchase agreements and reverse sale and repurchase agreements and securities borrowing/lending arrangements, and derivative instruments that are eligible for offset in the consolidated balance sheet and/or subject to a master netting arrangement or similar agreement.  ASU No. 2013-01, "Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities," clarifies that ordinary trade receivables are not within the scope of ASU 2011-11.  ASU 2011-11 is effective for annual and interim periods beginning on January 1, 2013, and is not expected to have a significant impact on the Company's consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Estimated useful lives and methods of depreciation
Depreciation is charged to operations over the estimated useful lives of the assets.  The estimated useful lives and methods of depreciation are as follows:

Description	Life in Years	Method

Banking Premises	15-40	Straight-Line and Accelerated
Furniture and Equipment	5-10	Straight-Line and Accelerated

Cash and Balances Due from Banks (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Balances Due from Banks [Abstract]
Cash and Balances Due from Banks
Components of cash and balances due from banks are as follows as of December 31:

	2012	2011

Cash on Hand and Cash Items	$9,063,437	$9,271,705
Noninterest-Bearing Deposits with Other Banks	20,180,490	19,108,663

	$29,243,927	$28,380,368

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment securities
Investment securities as of December 31, 2012 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,186,852	$833,920	$(961,698)	$263,059,074
State, County and Municipal	3,973,926	34,670	(4,586)	4,004,010
Corporate Obligations	1,000,000	104,900	-	1,104,900
Asset-Backed Securities	366,623	-	(234,196)	132,427

	$268,527,401	$973,490	$(1,200,480)	$268,300,411
Securities Held to Maturity
State, County and Municipal	$41,467	$442	$-	$41,909

Investment securities as of December 31, 2011 are summarized as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$291,096,606	$3,152,095	$(187,902)	$294,060,799
State, County and Municipal	7,474,500	132,226	(23,035)	7,583,691
Corporate Obligations	2,000,000	123,930	(10,000)	2,113,930
Asset-Backed Securities	426,191	-	(293,764)	132,427

	$300,997,297	$3,408,251	$(514,701)	$303,890,847
Securities Held to Maturity
State, County and Municipal	$46,111	$-	$(476)	$45,635

Amortized cost and fair value of investment securities by contractual maturity
The amortized cost and fair value of investment securities as of December 31, 2012, by contractual maturity, are shown hereafter.  Expected maturities may differ from contractual maturities for certain investments because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.  This is often the case with mortgage-backed securities, which are disclosed separately in the table below.

	Securities
	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Due in One Year or Less	$125,000	$125,665	$-	$-
Due After One Year Through Five Years	2,758,034	2,892,955	41,467	41,909
Due After Five Years Through Ten Years	1,882,647	1,882,228	-	-
Due After Ten Years	574,868	340,489	-	-

	5,340,549	5,241,337	41,467	41,909
Mortgage-Backed Securities	263,186,852	263,059,074	-	-

	$268,527,401	$268,300,411	$41,467	$41,909

Invested securities in a continuous unrealized loss position
Information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2012
U.S. Government Agencies
Mortgage-Backed	$142,103,991	$(961,698)	$-	$-	$142,103,991	$(961,698)
State, County and Municipal	1,430,512	(4,586)	-	-	1,430,512	(4,586)
Asset-Backed Securities	-	-	132,427	(234,196)	132,427	(234,196)

	$143,534,503	$(966,284)	$132,427	$(234,196)	$143,666,930	$(1,200,480)

December 31, 2011
U.S. Government Agencies Mortgage-Backed	$26,439,317	$(187,902)	$-	$-	$26,439,317	$(187,902)
State, County and Municipal	1,224,119	(21,704)	73,193	(1,807)	1,297,312	(23,511)
Corporate Obligations	-	-	990,000	(10,000)	990,000	(10,000)
Asset-Backed Securities	-	-	132,427	(293,764)	132,427	(293,764)

	$27,663,436	$(209,606)	$1,195,620	$(305,571)	$28,859,056	$(515,177)

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Loans segregated by class of loans
The following table presents the composition of loans, segregated by class of loans, as of December 31:

	2012	2011

Commercial and Agricultural
Commercial	$55,684,492	$48,986,102
Agricultural	6,210,953	8,421,884

Real Estate
Commercial Construction	53,808,056	58,545,820
Residential Construction	5,852,238	3,530,502
Commercial	334,386,177	315,280,748
Residential	203,844,522	193,637,817
Farmland	49,056,861	48,225,406

Consumer and Other
Consumer	29,777,776	30,449,303
Other	8,428,936	9,243,739

Total Loans	$747,050,011	$716,321,321

Loan portfolio by credit quality indicator (risk grade)
The following tables present the loan portfolio by credit quality indicator (risk grade) as of December 31. Those loans with a risk grade of 1, 2, 3 or 4 have been combined in the pass column for presentation purposes.

2012	Pass	Special Mention	Substandard	Total Loans

Commercial and Agricultural
Commercial	$49,947,552	$1,417,735	$4,319,205	$55,684,492
Agricultural	6,155,864	-	55,089	6,210,953

Real Estate
Commercial Construction	37,256,301	1,663,588	14,888,167	53,808,056
Residential Construction	5,748,829	103,409	-	5,852,238
Commercial	298,222,139	9,759,473	26,404,565	334,386,177
Residential	183,222,020	11,412,973	9,209,529	203,844,522
Farmland	45,495,038	913,487	2,648,336	49,056,861

Consumer and Other
Consumer	28,839,058	293,467	645,251	29,777,776
Other	8,350,772	8,907	69,257	8,428,936

Total Loans	$663,237,573	$25,573,039	$58,239,399	$747,050,011

2011

Commercial and Agricultural
Commercial	$42,586,230	$1,480,726	$4,919,146	$48,986,102
Agricultural	8,153,224	-	268,660	8,421,884

Real Estate
Commercial Construction	28,745,596	2,814,113	26,986,111	58,545,820
Residential Construction	3,227,392	303,110	-	3,530,502
Commercial	272,062,206	14,789,290	28,429,252	315,280,748
Residential	175,099,480	8,343,336	10,195,001	193,637,817
Farmland	43,664,126	1,413,476	3,147,804	48,225,406

Consumer and Other
Consumer	29,372,493	361,714	715,096	30,449,303
Other	9,028,428	99,418	115,893	9,243,739

Total Loans	$611,939,175	$29,605,183	$74,776,963	$716,321,321

Age analysis of past due loans and nonaccrual loans, segregated by class of loans
The following table represents an age analysis of past due loans and nonaccrual loans, segregated by class of loans, as of December 31:

	Accruing Loans
2012	30-89 Days Past Due	90 Days or More Past Due	Total Accruing Loans Past Due	Nonaccrual Loans	Current Loans	Total Loans

Commercial and Agricultural
Commercial	$797,612	$-	$797,612	$1,033,371	$53,853,509	$55,684,492
Agricultural	28,228	-	28,228	39,213	6,143,512	6,210,953

Real Estate
Commercial Construction	1,309,618	-	1,309,618	14,032,580	38,465,858	53,808,056
Residential Construction	-	-	-	-	5,852,238	5,852,238
Commercial	3,771,106	-	3,771,106	6,629,789	323,985,282	334,386,177
Residential	8,223,174	-	8,223,174	5,429,971	190,191,377	203,844,522
Farmland	140,095	-	140,095	2,413,104	46,503,662	49,056,861

Consumer and Other
Consumer	636,888	4,355	641,243	255,216	28,881,317	29,777,776
Other	4,557	-	4,557	17,491	8,406,888	8,428,936

Total Loans	$14,911,278	$4,355	$14,915,633	$29,850,735	$702,283,643	$747,050,011

2011

Commercial and Agricultural
Commercial	$644,899	$-	$644,899	$2,102,522	$46,238,681	$48,986,102
Agricultural	-	-	-	85,670	8,336,214	8,421,884

Real Estate
Commercial Construction	513,905	-	513,905	23,578,263	34,453,652	58,545,820
Residential Construction	33,541	-	33,541	-	3,496,961	3,530,502
Commercial	2,930,743	-	2,930,743	9,193,650	303,156,355	315,280,748
Residential	2,251,009	15,160	2,266,169	3,110,032	188,261,616	193,637,817
Farmland	376,426	-	376,426	486,683	47,362,297	48,225,406

Consumer and Other
Consumer	410,041	-	410,041	221,360	29,817,902	30,449,303
Other	-	-	-	43,452	9,200,287	9,243,739

Total Loans	$7,160,564	$15,160	$7,175,724	$38,821,632	$670,323,965	$716,321,321

Impaired loan data
The following table details impaired loan data as of December 31, 2012:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,508,236	$1,041,938	$-	$1,052,916	$27,407	$28,410
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	10,624,917	6,414,986	-	9,194,360	27,377	51,820
Commercial Real Estate	16,565,971	15,505,907	-	26,482,274	430,339	420,549
Residential Real Estate	4,450,128	4,131,707	-	3,096,151	89,139	123,101
Farmland	2,828,539	2,413,103	-	2,326,180	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	36,331,851	29,819,561	-	42,462,532	628,482	693,349

With An Allowance Recorded
Commercial	1,493,432	1,493,432	462,555	942,673	91,888	87,611
Agricultural	-	-	-	-	-	-
Commercial Construction	8,266,649	7,617,594	1,732,534	10,533,468	-	-
Commercial Real Estate	12,758,884	12,745,422	1,236,526	6,398,364	383,356	366,423
Residential Real Estate	5,514,994	4,421,809	840,492	4,288,062	144,661	117,266
Farmland	-	-	-	64,862	-	-
Consumer	-	-	-	-	-	-
Other	-	-	-	-	-	-

	28,033,959	26,278,257	4,272,107	22,227,429	619,905	571,300

Total
Commercial	3,001,668	2,535,370	462,555	1,995,589	119,295	116,021
Agricultural	39,213	39,213	-	58,056	-	-
Commercial Construction	18,891,566	14,032,580	1,732,534	19,727,828	27,377	51,820
Commercial Real Estate	29,324,855	28,251,329	1,236,526	32,880,638	813,695	786,972
Residential Real Estate	9,965,122	8,553,516	840,492	7,384,213	233,800	240,367
Farmland	2,828,539	2,413,103	-	2,391,042	42,588	55,258
Consumer	297,356	255,216	-	228,181	10,441	12,920
Other	17,491	17,491	-	24,414	1,191	1,291

	$64,365,810	$56,097,818	$4,272,107	$64,689,961	$1,248,387	$1,264,649

The following table details impaired loan data as of December 31, 2011:

	Unpaid Contractual Principal Balance	Impaired Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Collected

With No Related Allowance Recorded
Commercial	$1,742,961	$1,580,140	$-	$946,466	$60,078	$65,346
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	17,699,542	12,799,454	-	13,309,517	116,077	143,443
Commercial Real Estate	34,686,574	29,384,623	-	27,027,403	832,590	834,161
Residential Real Estate	2,600,919	1,933,669	-	3,176,244	88,419	80,334
Farmland	277,656	227,233	-	342,280	66,273	66,273
Consumer	228,688	215,956	-	184,372	10,732	12,203
Other	51,666	43,452	-	39,621	1,107	1,606

	57,373,676	46,270,197	-	45,234,065	1,171,252	1,203,366

With An Allowance Recorded
Commercial	775,506	775,506	308,211	213,898	15,086	19,171
Agricultural	-	-	-	-	-	-
Commercial Construction	14,035,742	11,489,233	2,693,571	10,470,491	13,759	61,012
Commercial Real Estate	6,429,874	6,429,874	2,060,815	6,556,769	181,799	197,132
Residential Real Estate	4,771,867	4,041,950	674,998	3,858,609	97,383	96,534
Farmland	298,893	259,450	11,878	64,862	(17,958)	-
Consumer	5,404	5,404	1,632	3,987	607	724
Other	-	-	-	19,566	-	-

	26,317,286	23,001,417	5,751,105	21,188,182	290,676	374,573

Total
Commercial	2,518,467	2,355,646	308,211	1,160,364	75,164	84,517
Agricultural	85,670	85,670	-	208,162	(4,024)	-
Commercial Construction	31,735,284	24,288,687	2,693,571	23,780,008	129,836	204,455
Commercial Real Estate	41,116,448	35,814,497	2,060,815	33,584,172	1,014,389	1,031,293
Residential Real Estate	7,372,786	5,975,619	674,998	7,034,853	185,802	176,868
Farmland	576,549	486,683	11,878	407,142	48,315	66,273
Consumer	234,092	221,360	1,632	188,359	11,339	12,927
Other	51,666	43,452	-	59,187	1,107	1,606

	$83,690,962	$69,271,614	$5,751,105	$66,422,247	$1,461,928	$1,577,939

Loans modified in troubled debt restructuring
Troubled Debt Restructurings

2012	# of Contracts	Pre-Modification	Post-Modification

Commercial	1	$107,749	$107,749
Commercial Real Estate	1	56,835	56,835
Residential Real Estate	5	1,082,585	1,079,614

Total Loans	7	$1,247,169	$1,244,198

Troubled Debt Restructurings

2011	# of Contracts	Pre-Modification	Post-Modification

Commercial	3	$3,240,469	$1,541,882
Commercial Construction	3	1,430,147	1,430,101
Commercial Real Estate	9	20,827,349	15,906,547
Residential Real Estate	8	1,505,356	1,456,878

Total Loans	23	$27,003,321	$20,335,408

Troubled debt restructurings that subsequently defaulted as of December 31 are as follows:

2012	# of Contracts	Recorded Investment

Residential Real Estate	1	$10,000
Commercial Real Estate	1	203,291

Total Loans	2	$213,291

2011

Commercial	1	$1,175,922
Commercial Construction	3	4,475,473
Commercial Real Estate	3	2,322,361

Total Loans	7	$7,973,756

Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Loan Losses [Abstract]
Allowance for loan losses
Changes in the allowance for loan losses for the years ended December 31 are as follows:

	December 31
	2012	2011	2010

Balance, Beginning of Year	$15,649,594	$28,280,077	$31,400,641

Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Loans Charged Off	(10,454,175)	(22,850,673)	(17,622,454)
Recoveries of Loans Previously Charged Off	756,735	1,970,190	1,151,890

Balance, End of Year	$12,736,921	$15,649,594	$28,280,077

The following tables detail activity in the allowance for loan losses, segregated by class of loan, for the years ended December 31.  Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other loan categories and periodically may result in reallocation within the provision categories.

2012	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$1,070,560	$(653,389)	$139,802	$424,048	$981,021
Agricultural	297,168	(3,028)	-	2,035	296,175

Real Estate
Commercial Construction	3,122,594	(4,106,124)	209,352	2,664,378	1,890,200
Residential Construction	138,092	-	-	-	138,092
Commercial	6,448,064	(4,325,642)	232,880	2,807,537	5,162,839
Residential	3,695,357	(960,620)	47,690	623,520	3,405,947
Farmland	364,663	(224,725)	4,716	145,872	290,526

Consumer and Other
Consumer	205,154	(169,249)	81,956	109,913	227,774
Other	307,942	(11,398)	40,339	7,464	344,347

	$15,649,594	$(10,454,175)	$756,735	$6,784,767	$12,736,921

2011

Commercial and Agricultural
Commercial	$4,414,817	$(841,887)	$127,490	$(2,629,860)	$1,070,560
Agricultural	698,637	(455,165)	454,453	(400,757)	297,168

Real Estate
Commercial Construction	4,126,043	(6,957,181)	557,168	5,396,564	3,122,594
Residential Construction	519,766	(481)	-	(381,193)	138,092
Commercial	8,029,525	(12,492,097)	527,996	10,382,640	6,448,064
Residential	5,941,696	(1,704,887)	149,173	(690,625)	3,695,357
Farmland	944,323	(60,447)	411	(519,624)	364,663

Consumer and Other
Consumer	3,074,220	(222,878)	145,279	(2,791,467)	205,154
Other	531,050	(115,650)	8,220	(115,678)	307,942

	$28,280,077	$(22,850,673)	$1,970,190	$8,250,000	$15,649,594

2010	Beginning Balance	Charge-Offs	Recoveries	Provision	Ending Balance

Commercial and Agricultural
Commercial	$3,930,760	$(469,214)	$80,181	$873,090	$4,414,817
Agricultural	779,337	(255,627)	1,377	173,550	698,637

Real Estate
Commercial Construction	7,402,484	(4,648,124)	184,868	1,186,815	4,126,043
Residential Construction	447,676	-	-	72,090	519,766
Commercial	8,790,443	(7,459,619)	141,931	6,556,770	8,029,525
Residential	5,025,839	(2,929,668)	439,940	3,405,585	5,941,696
Farmland	942,019	(271,750)	7,639	266,415	944,323

Consumer and Other
Consumer	2,826,058	(548,834)	245,641	551,355	3,074,220
Other	1,256,025	(1,039,618)	50,313	264,330	531,050

	$31,400,641	$(17,622,454)	$1,151,890	$13,350,000	$28,280,077

Allowance for loan losses, segregated by impairment methodology
The Company determines its individual loan reserves during its quarterly review of substandard loans.  This process involves reviewing all loans with a risk grade of 6 or greater and an outstanding relationship balance of $50,000 or more, regardless of the loan's impairment classification.  Since not all loans in the substandard category are considered impaired, this quarterly review process may result in the identification of specific reserves on nonimpaired loans.  Management considers those loans graded substandard, but not classified as impaired, to be higher risk loans and will make specific allocations of the allowance to those loans if warranted.  Since these loans are not considered impaired, they are included in the "Collectively Evaluated for Impairment" column of the following tables.  At December 31, 2012 and 2011, substandard loans, not classified as impaired, for which a specific allocation was made totaled $10,795,911 and $16,746,384, respectively.  The specific allocation associated with these loans for December 31, 2012 and 2011 was $898,773 and $1,926,438.  At December 31, 2012, 2011 and 2010, impaired loans totaling $1,026,624, $995,168 and $976,971, respectively, were below the $50,000 review threshold and were not individually reviewed for impairment.  Those loans were subject to the bank's general loan loss reserve methodology and are included in the "Collectively Evaluated for Impairment" column of the following tables.  The following tables present breakdowns of the allowance for loan losses, segregated by impairment methodology for December 31, 2012 and 2011:

	Ending Allowance Balance			Ending Loan Balance
2012	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$462,555	$518,466	$981,021	$2,512,133	$53,172,359	$55,684,492
Agricultural	-	296,175	296,175	-	6,210,953	6,210,953

Real Estate
Commercial Construction	1,732,534	157,666	1,890,200	13,892,135	39,915,921	53,808,056
Residential Construction	-	138,092	138,092	-	5,852,238	5,852,238
Commercial	1,236,526	3,926,313	5,162,839	28,205,405	306,180,772	334,386,177
Residential	840,492	2,565,455	3,405,947	8,022,249	195,822,273	203,844,522
Farmland	-	290,526	290,526	2,393,775	46,663,086	49,056,861

Consumer and Other
Consumer	-	227,774	227,774	28,007	29,749,769	29,777,776
Other	-	344,347	344,347	17,491	8,411,445	8,428,936

Total End of Year Balance	$4,272,107	$8,464,814	$12,736,921	$55,071,195	$691,978,816	$747,050,011

	Ending Allowance Balance			Ending Loan Balance
2011	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$308,211	$762,349	$1,070,560	$2,237,878	$46,748,224	$48,986,102
Agricultural	-	297,168	297,168	-	8,421,884	8,421,884

Real Estate
Commercial Construction	2,693,571	429,023	3,122,594	24,212,519	34,333,301	58,545,820
Residential Construction	-	138,092	138,092	-	3,530,502	3,530,502
Commercial	2,060,815	4,387,249	6,448,064	35,715,026	279,565,722	315,280,748
Residential	674,998	3,020,359	3,695,357	5,614,744	188,023,073	193,637,817
Farmland	11,878	352,785	364,663	486,683	47,738,723	48,225,406

Consumer and Other
Consumer	1,632	203,522	205,154	9,596	30,439,707	30,449,303
Other	-	307,942	307,942	-	9,243,739	9,243,739

Total End of Year Balance	$5,751,105	$9,898,489	$15,649,594	$68,276,446	$648,044,875	$716,321,321

	Ending Allowance Balance			Ending Loan Balance
2010	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	Total

Commercial and Agricultural
Commercial	$336,011	$4,078,806	$4,414,817	$2,131,375	$51,088,966	$53,220,341
Agricultural	-	698,637	698,637	274,679	10,277,112	10,551,791

Real Estate
Commercial Construction	3,501,117	624,926	4,126,043	28,392,107	43,917,124	72,309,231
Residential Construction	-	519,766	519,766	194,881	4,178,130	4,373,011
Commercial	7,539,533	489,992	8,029,525	58,562,946	304,315,619	362,878,565
Residential	1,561,952	4,379,744	5,941,696	13,645,907	193,825,906	207,471,813
Farmland	-	944,323	944,323	1,416,538	51,361,851	52,778,389

Consumer and Other
Consumer	3,033	3,071,187	3,074,220	76,420	33,487,443	33,563,863
Other	-	531,050	531,050	113,002	15,990,667	16,103,669

Total End of Year Balance	$12,941,646	$15,338,431	$28,280,077	$104,807,855	$708,442,818	$813,250,673

Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and equipment

Premises and equipment are comprised of the following as of December 31:

	2012	2011

Land	$7,780,167	$7,780,167
Building	23,758,761	23,662,849
Furniture, Fixtures and Equipment	12,923,699	12,982,160
Leasehold Improvements	948,260	994,637
Construction in Progress	-	77,366

	45,410,887	45,497,179
Accumulated Depreciation	(20,494,781)	(19,746,944)

	$24,916,106	$25,750,235

Future minimum rental payments	Future minimum rental payments as of December 31, 2012 are as follows:
Year Ending December 31	Amount

2013	$131,978
2014	52,138
2015	42,000
2016 and After	84,000

$310,116

Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned [Abstract]
Change in Other Real Estate Owned
The aggregate carrying amount of Other Real Estate Owned (OREO) at December 31, 2012, 2011 and 2010 was $15,940,693, $20,445,805 and $20,207,806, respectively.  All of the Company's other real estate owned represents properties acquired through foreclosure or deed in lieu of foreclosure.  The following table details the change in OREO during 2012, 2011 and 2010.

	December 31
	2012	2011	2010

Balance, Beginning of Year	$20,445,085	$20,207,806	$19,705,044

Additions	9,729,174	12,555,622	13,159,402
Sales of OREO	(9,711,890)	(9,804,669)	(9,531,210)
Loss on Sale	(1,818,967)	(1,102,613)	(1,832,256)
Provision for Losses	(2,702,709)	(1,411,061)	(1,293,174)

Balance, End of Year	$15,940,693	$20,445,085	$20,207,806

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Core deposit intangible activity
The following is an analysis of the core deposit intangible activity for the years ended December 31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2010	$1,056,693	$(761,686)	$295,007

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 2011	1,056,693	(797,435)	259,258

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2012	$1,056,693	$(833,183)	$223,510

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense
The components of income tax (benefit) expense for the years ended December 31 are as follows:

	2012	2011	2010

Current Federal (Benefit) Expense	$(3,588)	$311,174	$(1,037,717)
Deferred Federal (Benefit) Expense	1,204,439	867,006	639,607

Federal Income Tax (Benefit) Expense	1,198,325	1,178,180	(398,110)
Current State Income Tax (Benefit) Expense	2,526	(74,297)	(61,104)

	$1,200,851	$1,103,883	$(459,214)

Difference between financial statement tax expense and amount computed by applying statutory federal tax rate to income before income taxes
The federal income tax (benefit) expense of $1,200,851 in 2012, $1,178,180 in 2011 and $(398,110) in 2010 is different than the income taxes computed by applying the federal statutory rates to income before income taxes.  The reasons for the differences are as follows:

	2012	2011	2010

Statutory Federal Income Taxes	$1,306,331	$1,228,538	$5,101
Tax-Exempt Interest	(94,891)	(126,468)	(117,586)
Interest Expense Disallowance	4,908	8,751	8,400
Premiums on Officers' Life Insurance	(59,603)	(52,431)	(134,106)
Meal and Entertainment Disallowance	25,567	20,693	24,972
Other	16,013	99,097	(184,891)

Actual Federal Income Taxes	$1,198,325	$1,178,180	$(398,110)

Deferred tax assets and liabilities
Deferred taxes in the accompanying consolidated balance sheets as of December 31 include the following:

	2012	2011

Deferred Tax Assets
Allowance for Loan Losses	$4,330,553	$5,320,862
Other Real Estate	1,668,653	1,012,326
Deferred Compensation	342,547	386,225
Restricted Stock	-	508,547
Goodwill	345,762	392,124
Net Operating Loss Carryforward	2,310,708	2,992,777
Other	529,706	559,836

	9,527,929	11,172,697
Deferred Tax Liabilities
Premises and Equipment	(1,232,905)	(1,195,334)
Vested Restricted Stock	-	(476,540)
Other	(4,185)	(4,185)

	(1,237,090)	(1,676,059)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	77,177	(983,807)

Net Deferred Tax Assets	$8,368,016	$8,512,831

Unrecognized taxes
As discussed in Note 1, certain positions taken in the Company's tax returns may be subject to challenge by the taxing authorities.  An analysis of activity related to unrecognized taxes follows as of December 31, 2012 and 2011.

	2012	2011

Balance, Beginning	$33,368	$78,121

Positions Taken During the Current Year	11,794	14,275
Reductions Resulting from Lapse of Statutes of Limitation	(6,486)	(59,028)

Balance, Ending	$38,676	$33,368

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Components of interest-bearing deposits

Components of interest-bearing deposits as of December 31 are as follows:

	2012	2011

Interest-Bearing Demand	$314,030,843	$284,870,972
Savings	48,777,743	41,230,662
Time, $100,000 and Over	211,244,750	247,589,188
Other Time	281,665,013	332,025,539

	$855,718,349	$905,716,361

Scheduled maturities of certificates of deposits
As of December 31, 2012, the scheduled maturities of certificates of deposit are as follows:

Year	Amount

2013	$388,484,260
2014	59,082,678
2015	28,380,949
2016	8,169,838
2017 and Thereafter	8,792,038

$492,909,763

Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2012
Other Borrowed Money [Abstract]
Other Borrowed Money	Other borrowed money at December 31 is summarized as follows:
	2012	2011

Federal Home Loan Bank Advances	$35,000,000	$71,000,000

Subordinated Debentures (Trust Preferred Securities) (Tables)	12 Months Ended
Dec. 31, 2012
Subordinated Debentures (Trust Preferred Securities) [Abstract]
Subordinated Debentures (Trust Preferred Securities)
					Total
			3-Month	Added	Interest		5-Year
Description	Date	Amount	Libor Rate	Points	Rate	Maturity	Call Option
(In Thousands)

Colony Bankcorp Statutory Trust III	6/17/2004	$4,500	0.30800	2.68	2.98800	6/14/2034	6/17/2009
Colony Bankcorp Capital Trust I	4/13/2006	5,000	0.31100	1.50	1.81100	4/13/2036	4/13/2011
Colony Bankcorp Capital Trust II	3/12/2007	9,000	0.31100	1.65	1.96100	3/12/2037	3/12/2012
Colony Bankcorp Capital Trust III	9/14/2007	5,000	0.31325	1.40	1.71325	9/14/2037	9/14/2012

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Financial instrument outstanding with contract amount representing credit risk
At December 31, 2012 and 2011, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	2012	2011

Commitments to Extend Credit	$64,147,000	$39,966,000
Standby Letters of Credit	1,141,000	1,327,000

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract ]
Cash payments	Cash payments for the following were made during the years ended December 31:
	2012	2011	2010

Interest Expense	$10,942,113	$17,204,476	$21,975,968

Income Taxes	$-	$390,152	$275,000

Noncash financing and investing activities
Noncash financing and investing activities for the years ended December 31 are as follows:

	2012	2011	2010

Acquisitions of Real Estate Through Loan Foreclosures	$9,729,174	$12,555,622	$13,159,402

Unrealized (Gain) Loss on Investment Securities	$3,120,540	$(3,802,320)	$757,545

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party loans
The aggregate balance of direct and indirect loans to directors, executive officers or principal holders of equity securities of the Company was $4,776,492 as of December 31, 2012 and $5,504,230 as of December 31, 2011. All such loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than a normal risk of collectibility.  A summary of activity of related party loans is shown below:

	2012	2011

Balance, Beginning	$5,504,230	$9,797,492

New Loans	8,075,835	15,455,299
Repayments	(10,510,517)	(17,871,362)
Transactions Due to Changes in Directors	1,706,944	(1,877,199)

Balance, Ending	$4,776,492	$5,504,230

Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and estimated fair values of financial instruments
The carrying amount and estimated fair values of the Company's financial instruments as of December 31 are as follows:

	2012					2011
	Carrying	Estimated	Level			Carrying	Estimated
	Amount	Fair Value	1	2	3	Amount	Fair Value
	(in Thousands)
Assets
Cash and Short-Term Investments	$71,041	$71,041	$71,041	$-	$-	$112,329	$112,329
Investment Securities Available for Sale	268,300	268,300	-	267,162	1,138	303,891	303,891
Investment Securities Held to Maturity	41	42	-	42	-	46	46
Federal Home Loan Bank Stock	3,364	3,364	3,364	-	-	5,398	5,398
Loans, Net	734,079	735,115	-	713,109	22,006	700,614	702,438

Liabilities
Deposits	979,685	982,215	486,775	495,440	-	999,985	1,003,648
Subordinated Debentures	24,229	24,229	24,229	-	-	24,229	24,229
Other Borrowed Money	35,000	38,424	-	38,424	-	71,000	74,720

Assets and liabilities measured at fair value on a recurring basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis - The following table presents the recorded amount of the Company's assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2012 and 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.  The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at December 31, 2012.  Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
2012	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$263,059,074	$-	$263,059,074	$-
State, County and Municipal	4,004,010	-	2,998,199	1,005,811
Corporate Obligations	1,104,900	-	1,104,900	-
Asset-Backed Securities	132,427	-	-	132,427

	$268,300,411	$-	$267,162,173	$1,138,238
Nonrecurring
Impaired Loans	$22,006,150	$-	$-	$22,006,150

Other Real Estate	$8,817,204	$-	$-	$8,817,204

2011

Recurring Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$294,060,799	$-	$294,060,799	$-
State, County and Municipal	7,583,691	-	7,583,691	-
Corporate Obligations	2,113,930	-	1,123,930	990,000
Asset-Backed Securities	132,427	-	-	132,427

	$303,890,847	$-	$302,768,420	$1,122,427
Nonrecurring
Impaired Loans	$17,250,312	$-	$-	$17,250,312

Other Real Estate	$5,094,081	$-	$-	$5,094,081

Quantitative information for financial instruments measured at fair value
The following table presents quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level 3 of the fair value hierarchy measured on a nonrecurring basis at December 31, 2012.  This table is comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 2012	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$ 1,030,877	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(45.00%)-80.00% (17.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-80.00% (40.00%)

		Income Approach	Capitalization Rate	8.50%

Real Estate
Commercial Construction	5,885,060	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-45.00% (22.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Discount Rate	7.94%

Residential Real Estate	3,581,317	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00%-24.00% (12.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	8.90%

Commercial Real Estate	11,508,896	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(7.40%)-73.70% (32.95%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00%-40.00% (20.00%)

		Income Approach	Capitalization Rate	9.50%

			Discount Rate	5.13%

Other Real Estate Owned	8,817,204	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(35.00%)-129.50% (47.25%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	3.10%-61.32% (32.33%)

		Income Approach	Discount Rate	3.00%

The following table presents quantitative information about recurring level 3 fair value measurements as of December 31, 2012.

	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Asset-Back Securities	$132,427	Discounted Cash Flow	Discount Rate	2.95%-3.42% (3.19%)

State, County and Municipal	1,005,811	Discounted Cash Flow	Discount Rate or Yield	N/A*

*  The Company relies on a third-party pricing service to value its municipal securities.  The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.

Fair value measurement using significant unobservable inputs (Level 3)
The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2012, 2011 and 2010.

	Available for Sale Securities
	2012	2011	2010

Balance, Beginning	$1,122,427	$1,016,997	$982,427
Total Realized/Unrealized Gains (Losses) Included In Purchases, Sales, Issuances and Settlements
Transfers into Level 3	788,933	-	-
Securities Purchased During the Year	208,245	-	-
Securities Called During the Year	(1,000,000)	-	-
Unrealized Gains Included in Other Comprehensive Income	78,201	158,488	34,570
Loss on OTTI Impairment Included in Noninterest Income	(59,568)	(53,058)	-

Balance, Ending	$1,138,238	$1,122,427	$1,016,997

Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters [Abstract]
Regulatory capital information
The following table summarizes regulatory capital information as of December 31, 2012 and 2011 on a consolidated basis and for its wholly-owned subsidiary, as defined.

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$122,630	16.47%	$59,548	8.00%	N/A	N/A
Colony Bank	123,463	16.61	59,474	8.00	$74,342	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	113,283	15.22	29,774	4.00	N/A	N/A
Colony Bank	114,128	15.35	29,737	4.00	44,605	6.00

Tier I Capital to Average Assets
Consolidated	113,283	10.22	44,343	4.00	N/A	N/A
Colony Bank	114,128	10.31	44,282	4.00	55,352	5.00

As of December 31, 2011

Total Capital to Risk-Weighted Assets
Consolidated	$118,913	16.50%	$57,658	8.00%	N/A	N/A
Colony Bank	117,243	16.29	57,584	8.00	$71,980	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	109,822	15.24	28,829	4.00	N/A	N/A
Colony Bank	108,163	15.03	28,792	4.00	43,188	6.00

Tier I Capital to Average Assets
Consolidated	109,822	9.51	46,185	4.00	N/A	N/A
Colony Bank	108,163	9.38	46,117	4.00	57,646	5.00

Financial Information of Colony Bankcorp, Inc (Parent Only) (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information of Colony Bankcorp, Inc. (Parent Only) [Abstract]
Balance Sheets
COLONY BANKCORP, INC. (PARENT ONLY)
BALANCE SHEETS
DECEMBER 31

ASSETS

	2012	2011

Cash	$494,432	$1,051,904
Premises and Equipment, Net	1,284,968	1,378,395
Investment in Subsidiary, at Equity	119,646,209	118,289,024
Other	821,145	437,414

Total Assets	$122,246,754	$121,156,737

LIABILITIES AND STOCKHOLDERS' EQUITY

Liabilities
Dividends Payable	$1,610,385	$175,000
Other	648,202	139,927

	2,258,587	314,927

Subordinated Debt	24,229,000	24,229,000

Stockholders' Equity
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2012 and 2011	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income, Net of Tax	(149,814)	1,909,742

	95,759,167	96,612,810

Total Liabilities and Stockholders' Equity	$122,246,754	$121,156,737

Statements of Operations
COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Income
Dividends from Subsidiary	$17,372	$15,265	$15,536
Management Fees	590,422	505,414	455,241
Other	101,397	98,180	119,776

	709,191	618,859	590,553

Expenses
Interest	554,004	508,081	516,170
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	735,919	734,104	761,873
Other	558,151	656,914	807,209

	1,850,324	1,901,349	2,087,502

Loss Before Taxes and Equity in Undistributed Earnings of Subsidiary	(1,141,133)	(1,282,490)	(1,496,949)

Income Tax Benefits	365,691	425,605	532,823

Loss Before Equity in Undistributed Earnings of Subsidiary	(775,442)	(856,885)	(964,126)

Equity in Undistributed Earnings of Subsidiary	3,416,740	3,390,480	1,438,342

Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000

Net Income (Loss) Available to Common Stockholders	$1,205,913	$1,133,595	$(925,784)

Statements of Comprehensive Income (Loss)
COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Net Income	$2,641,298	$2,533,595	$474,216

Other Comprehensive Income, Net of Tax
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)

Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)

Comprehensive Income (Loss)	$581,742	$5,043,126	$(25,764)

Statements of Cash Flows
COLONY BANKCORP, INC. (PARENT ONLY)
STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31

	2012	2011	2010

Cash Flows from Operating Activities
Net Income	$2,641,298	$2,533,595	$474,216
Adjustments to Reconcile Net Income to Net Cash Used by Operating Activities
Depreciation and Amortization	93,427	112,651	194,918
Equity in Undistributed Earnings of Subsidiary	(3,416,740)	(3,390,480)	(1,438,342)
Other	124,543	24,977	(260,318)

	(557,472)	(719,257)	(1,029,526)

Cash Flows from Investing Activities
Purchases of Premises and Equipment	-	(1,900)	(31,877)

Cash Flows from Financing Activities
Dividends Paid on Preferred Stock	-	(1,400,000)	(1,400,000)
Proceeds from Issuance of Common Stock	-	-	5,078,255

	-	(1,400,000)	3,678,255

Increase (Decrease) in Cash	(557,472)	(2,121,157)	2,616,852

Cash, Beginning	1,051,904	3,173,061	556,209

Cash, Ending	$494,432	$1,051,904	$3,173,061

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share
Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during each period.  Diluted earnings per share reflects the potential dilution of restricted stock and common stock warrants.  Net income available to common stockholders represents net income (loss) after preferred stock dividends.  The following table presents earnings per share for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Numerator
Net Income (Loss) Available to Common Stockholders	$1,205,913	$1,133,595	$(925,784)

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,149,217
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	-	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,439,258	8,439,258	8,149,217

Earnings (Loss) Per Share - Basic	$0.14	$0.13	$(0.11)

Earnings (Loss) Per Share - Diluted	$0.14	$0.13	$(0.11)

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Percentage of loan portfolio concentrated in loans secured by real estate (in hundredths)	87.00%
Discounted percentage for selling and marketing cost	10.00%
Income Taxes [Abstract]
Probability of uncertain tax positions of being realized upon settlement, minimum (in hundredths)	50.00%
Banking Premises [Member]
Premises and equipment [Line Items]
Methods	Straight-Line and Accelerated
Banking Premises [Member] | Minimum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	15 years
Banking Premises [Member] | Maximum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	40 years
Furniture and Equipment [Member]
Premises and equipment [Line Items]
Methods	Straight-Line and Accelerated
Furniture and Equipment [Member] | Minimum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	5 years
Furniture and Equipment [Member] | Maximum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	10 years

Cash and Balances Due from Banks (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and Due from Banks [Abstract]
Cash on Hand and Cash Items	$ 9,063,437	$ 9,271,705
Noninterest-Bearing Deposits with Other Banks	20,180,490	19,108,663
Cash and balances due from banks	29,243,927	28,380,368
Reserve balances	$ 6,065,000	$ 4,183,000

Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Securities Available for Sale
Amortized Cost	$ 268,527,401	$ 300,997,297
Gross Unrealized Gains	973,490	3,408,251
Gross Unrealized Losses	(1,200,480)	(514,701)
Fair Value	268,300,411	303,890,847
Securities Held to Maturity
Fair Value	41,909	45,635
Available-for-sale Amortized Cost [Abstract]
Due in One Year or Less	125,000
Due After One Year Through Five Years	2,758,034
Due After Five Years Through Ten Years	1,882,647
Due After Ten Years	574,868
Total	5,340,549
Mortgage-Backed Securities	263,186,852
Amortized Cost	268,527,401
Available-for-sale Fair Value [Abstract]
Due in One Year or Less	125,665
Due After One Year Through Five Years	2,892,955
Due After Five Years Through Ten Years	1,882,228
Due After Ten Years	340,489
Total	5,241,337
Mortgage-Backed Securities	263,059,074
Fair Value	268,300,411
Held-to-maturity Amortized Cost [Abstract]
Due in One Year or Less	0
Due After One Year Through Five Years	41,467
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	41,467
Mortgage-Backed Securities	0
Amortized Cost	41,467
Held-to-maturity Fair Value [Abstract]
Due in One Year or Less	0
Due After One Year Through Five Years	41,909
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	41,909
Mortgage-Backed Securities	0
Fair Value	41,909
Proceeds from sale of investment securities available for sale	227,690,806	342,672,937	286,387,727
Available-for-sale securities, gross realized gains	3,084,666	2,978,193	2,617,062
Available-for-sale securities, gross realized losses	247,202	54,592	0
Fair value of securities on nonaccrual status	132,427	132,427
Investment securities pledged	117,450,817	136,838,456
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	143,534,503	27,663,436
12 Months or Greater, Fair value	132,427	1,195,620
Total, Fair Value	143,666,930	28,859,056
Less Than 12 Months, Gross Unrealized Losses	(966,284)	(209,606)
12 Months or Greater, Gross Unrealized Losses	(234,196)	(305,571)
Total, Unrealized Losses	(1,200,480)	(515,177)
Debt securities with unrealized losses, depreciated (in hundredths)	0.84%
Number of asset-backed security owned	1
Periods for asset-backed security in continuous unrealized loss position, minimum	12 months
Number of issuance of trust preferred security	1
Book value of trust preferred security	366,623
Unrealized loss on trust preferred security	234,196
Other than temporary impairment written off	59,568	53,058		520,751
US Government Agencies Mortgage-Backed [Member]
Securities Available for Sale
Amortized Cost	263,186,852	291,096,606
Gross Unrealized Gains	833,920	3,152,095
Gross Unrealized Losses	(961,698)	(187,902)
Fair Value	263,059,074	294,060,799
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	142,103,991	26,439,317
12 Months or Greater, Fair value	0	0
Total, Fair Value	142,103,991	26,439,317
Less Than 12 Months, Gross Unrealized Losses	(961,698)	(187,902)
12 Months or Greater, Gross Unrealized Losses	0	0
Total, Unrealized Losses	(961,698)	(187,902)
State, County & Municipal [Member]
Securities Available for Sale
Amortized Cost	3,973,926	7,474,500
Gross Unrealized Gains	34,670	132,226
Gross Unrealized Losses	(4,586)	(23,035)
Fair Value	4,004,010	7,583,691
Securities Held to Maturity
Amortized Cost	41,467	46,111
Gross Unrealized Gains	442	0
Gross Unrealized Losses	0	(476)
Fair Value	41,909	45,635
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	1,430,512	1,224,119
12 Months or Greater, Fair value	0	73,193
Total, Fair Value	1,430,512	1,297,312
Less Than 12 Months, Gross Unrealized Losses	(4,586)	(21,704)
12 Months or Greater, Gross Unrealized Losses	0	(1,807)
Total, Unrealized Losses	(4,586)	(23,511)
Corporate Obligations [Member]
Securities Available for Sale
Amortized Cost	1,000,000	2,000,000
Gross Unrealized Gains	104,900	123,930
Gross Unrealized Losses	0	(10,000)
Fair Value	1,104,900	2,113,930
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value		0
12 Months or Greater, Fair value		990,000
Total, Fair Value		990,000
Less Than 12 Months, Gross Unrealized Losses		0
12 Months or Greater, Gross Unrealized Losses		(10,000)
Total, Unrealized Losses		(10,000)
Asset-Backed Securities [Member]
Securities Available for Sale
Amortized Cost	366,623	426,191
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(234,196)	(293,764)
Fair Value	132,427	132,427
Continuous unrealized loss position [Abstract]
Less Than 12 Months, Fair value	0	0
12 Months or Greater, Fair value	132,427	132,427
Total, Fair Value	132,427	132,427
Less Than 12 Months, Gross Unrealized Losses	0	0
12 Months or Greater, Gross Unrealized Losses	(234,196)	(293,764)
Total, Unrealized Losses	$ (234,196)	$ (293,764)

Loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 747,050,011	$ 716,321,321	$ 813,250,673
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	55,684,492	48,986,102
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	203,844,522	193,637,817
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	29,777,776	30,449,303
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 8,428,936	$ 9,243,739

Loans, Credit Quality Indicator (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 747,050,011	$ 716,321,321	$ 813,250,673
Loan balance for reviewing, minimum	50,000
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	55,684,492	48,986,102
Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	203,844,522	193,637,817
Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	29,777,776	30,449,303
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,428,936	9,243,739
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	663,237,573	611,939,175
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	49,947,552	42,586,230
Pass [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	6,155,864	8,153,224
Pass [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	37,256,301	28,745,596
Pass [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	5,748,829	3,227,392
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	298,222,139	272,062,206
Pass [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	183,222,020	175,099,480
Pass [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	45,495,038	43,664,126
Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	28,839,058	29,372,493
Pass [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,350,772	9,028,428
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	25,573,039	29,605,183
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,417,735	1,480,726
Special Mention [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0
Special Mention [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,663,588	2,814,113
Special Mention [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	103,409	303,110
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,759,473	14,789,290
Special Mention [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,412,973	8,343,336
Special Mention [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	913,487	1,413,476
Special Mention [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	293,467	361,714
Special Mention [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	8,907	99,418
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	58,239,399	74,776,963
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,319,205	4,919,146
Substandard [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	55,089	268,660
Substandard [Member] | Commercial Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	14,888,167	26,986,111
Substandard [Member] | Residential Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	0	0
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	26,404,565	28,429,252
Substandard [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,209,529	10,195,001
Substandard [Member] | Farmland [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	2,648,336	3,147,804
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	645,251	715,096
Substandard [Member] | Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 69,257	$ 115,893

Loans, Past Due (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	$ 14,911,278	$ 7,160,564
Accruing Loans 90 Days or More Past Due	4,355	15,160
Total Accruing Loans Past Due	14,915,633	7,175,724
Nonaccrual Loans	29,850,735	38,821,632
Current Loans	702,283,643	670,323,965
Total Loans	747,050,011	716,321,321	813,250,673
Interest income	1,634,600	1,639,800	1,621,700
Commercial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	797,612	644,899
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	797,612	644,899
Nonaccrual Loans	1,033,371	2,102,522
Current Loans	53,853,509	46,238,681
Total Loans	55,684,492	48,986,102
Agricultural [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	28,228	0
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	28,228	0
Nonaccrual Loans	39,213	85,670
Current Loans	6,143,512	8,336,214
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	1,309,618	513,905
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	1,309,618	513,905
Nonaccrual Loans	14,032,580	23,578,263
Current Loans	38,465,858	34,453,652
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	0	33,541
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	0	33,541
Nonaccrual Loans	0	0
Current Loans	5,852,238	3,496,961
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	3,771,106	2,930,743
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	3,771,106	2,930,743
Nonaccrual Loans	6,629,789	9,193,650
Current Loans	323,985,282	303,156,355
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	8,223,174	2,251,009
Accruing Loans 90 Days or More Past Due	0	15,160
Total Accruing Loans Past Due	8,223,174	2,266,169
Nonaccrual Loans	5,429,971	3,110,032
Current Loans	190,191,377	188,261,616
Total Loans	203,844,522	193,637,817
Farmland [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	140,095	376,426
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	140,095	376,426
Nonaccrual Loans	2,413,104	486,683
Current Loans	46,503,662	47,362,297
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	636,888	410,041
Accruing Loans 90 Days or More Past Due	4,355	0
Total Accruing Loans Past Due	641,243	410,041
Nonaccrual Loans	255,216	221,360
Current Loans	28,881,317	29,817,902
Total Loans	29,777,776	30,449,303
Other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Accruing Loans 30 to 89 Days Past Dues	4,557	0
Accruing Loans 90 Days or More Past Due	0	0
Total Accruing Loans Past Due	4,557	0
Nonaccrual Loans	17,491	43,452
Current Loans	8,406,888	9,200,287
Total Loans	$ 8,428,936	$ 9,243,739

Loans, Impaired Financing Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	$ 36,331,851	$ 57,373,676
Unpaid Contractual Principal Balance With An Allowance Recorded	28,033,959	26,317,286
Unpaid Contractual Principal Balance, Total	64,365,810	83,690,962
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	29,819,561	46,270,197
Impaired Balance With An Allowance Recorded	26,278,257	23,001,417
Impaired Balance, Total	56,097,818	69,271,614
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	4,272,107	5,751,105
Related Allowance, Total	4,272,107	5,751,105
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	42,462,532	45,234,065
Average Recorded Investment With An Allowance Recorded	22,227,429	21,188,182
Average Recorded Investment, Total	64,689,961	66,422,247	28,700,626
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	628,482	1,171,252
Interest Income Recognized With An Allowance Recorded	619,905	290,676
Interest Income Recognized, Total	1,248,387	1,461,928	484,984
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	693,349	1,203,366
Interest Income Collected With An Allowance Recorded	571,300	374,573
Interest Income Collected, Total	1,264,649	1,577,939	694,764
Commercial [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	1,508,236	1,742,961
Unpaid Contractual Principal Balance With An Allowance Recorded	1,493,432	775,506
Unpaid Contractual Principal Balance, Total	3,001,668	2,518,467
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	1,041,938	1,580,140
Impaired Balance With An Allowance Recorded	1,493,432	775,506
Impaired Balance, Total	2,535,370	2,355,646
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	462,555	308,211
Related Allowance, Total	462,555	308,211
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	1,052,916	946,466
Average Recorded Investment With An Allowance Recorded	942,673	213,898
Average Recorded Investment, Total	1,995,589	1,160,364
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	27,407	60,078
Interest Income Recognized With An Allowance Recorded	91,888	15,086
Interest Income Recognized, Total	119,295	75,164
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	28,410	65,346
Interest Income Collected With An Allowance Recorded	87,611	19,171
Interest Income Collected, Total	116,021	84,517
Agricultural [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	39,213	85,670
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	39,213	85,670
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	39,213	85,670
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	39,213	85,670
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	58,056	208,162
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	58,056	208,162
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	0	(4,024)
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	0	(4,024)
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	0	0
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	0	0
Commercial Construction [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	10,624,917	17,699,542
Unpaid Contractual Principal Balance With An Allowance Recorded	8,266,649	14,035,742
Unpaid Contractual Principal Balance, Total	18,891,566	31,735,284
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	6,414,986	12,799,454
Impaired Balance With An Allowance Recorded	7,617,594	11,489,233
Impaired Balance, Total	14,032,580	24,288,687
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	1,732,534	2,693,571
Related Allowance, Total	1,732,534	2,693,571
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	9,194,360	13,309,517
Average Recorded Investment With An Allowance Recorded	10,533,468	10,470,491
Average Recorded Investment, Total	19,727,828	23,780,008
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	27,377	116,077
Interest Income Recognized With An Allowance Recorded	0	13,759
Interest Income Recognized, Total	27,377	129,836
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	51,820	143,443
Interest Income Collected With An Allowance Recorded	0	61,012
Interest Income Collected, Total	51,820	204,455
Commercial Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	16,565,971	34,686,574
Unpaid Contractual Principal Balance With An Allowance Recorded	12,758,884	6,429,874
Unpaid Contractual Principal Balance, Total	29,324,855	41,116,448
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	15,505,907	29,384,623
Impaired Balance With An Allowance Recorded	12,745,422	6,429,874
Impaired Balance, Total	28,251,329	35,814,497
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	1,236,526	2,060,815
Related Allowance, Total	1,236,526	2,060,815
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	26,482,274	27,027,403
Average Recorded Investment With An Allowance Recorded	6,398,364	6,556,769
Average Recorded Investment, Total	32,880,638	33,584,172
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	430,339	832,590
Interest Income Recognized With An Allowance Recorded	383,356	181,799
Interest Income Recognized, Total	813,695	1,014,389
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	420,549	834,161
Interest Income Collected With An Allowance Recorded	366,423	197,132
Interest Income Collected, Total	786,972	1,031,293
Residential Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	4,450,128	2,600,919
Unpaid Contractual Principal Balance With An Allowance Recorded	5,514,994	4,771,867
Unpaid Contractual Principal Balance, Total	9,965,122	7,372,786
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	4,131,707	1,933,669
Impaired Balance With An Allowance Recorded	4,421,809	4,041,950
Impaired Balance, Total	8,553,516	5,975,619
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	840,492	674,998
Related Allowance, Total	840,492	674,998
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	3,096,151	3,176,244
Average Recorded Investment With An Allowance Recorded	4,288,062	3,858,609
Average Recorded Investment, Total	7,384,213	7,034,853
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	89,139	88,419
Interest Income Recognized With An Allowance Recorded	144,661	97,383
Interest Income Recognized, Total	233,800	185,802
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	123,101	80,334
Interest Income Collected With An Allowance Recorded	117,266	96,534
Interest Income Collected, Total	240,367	176,868
Farmland [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	2,828,539	277,656
Unpaid Contractual Principal Balance With An Allowance Recorded	0	298,893
Unpaid Contractual Principal Balance, Total	2,828,539	576,549
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	2,413,103	227,233
Impaired Balance With An Allowance Recorded	0	259,450
Impaired Balance, Total	2,413,103	486,683
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	11,878
Related Allowance, Total	0	11,878
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	2,326,180	342,280
Average Recorded Investment With An Allowance Recorded	64,862	64,862
Average Recorded Investment, Total	2,391,042	407,142
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	42,588	66,273
Interest Income Recognized With An Allowance Recorded	0	(17,958)
Interest Income Recognized, Total	42,588	48,315
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	55,258	66,273
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	55,258	66,273
Consumer [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	297,356	228,688
Unpaid Contractual Principal Balance With An Allowance Recorded	0	5,404
Unpaid Contractual Principal Balance, Total	297,356	234,092
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	255,216	215,956
Impaired Balance With An Allowance Recorded	0	5,404
Impaired Balance, Total	255,216	221,360
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	1,632
Related Allowance, Total	0	1,632
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	228,181	184,372
Average Recorded Investment With An Allowance Recorded	0	3,987
Average Recorded Investment, Total	228,181	188,359
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	10,441	10,732
Interest Income Recognized With An Allowance Recorded	0	607
Interest Income Recognized, Total	10,441	11,339
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	12,920	12,203
Interest Income Collected With An Allowance Recorded	0	724
Interest Income Collected, Total	12,920	12,927
Other [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	17,491	51,666
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	17,491	51,666
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	17,491	43,452
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	17,491	43,452
Related Allowance [Abstract]
Impaired Financing Receivable With No Related Allowance Recorded	0	0
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	24,414	39,621
Average Recorded Investment With An Allowance Recorded	0	19,566
Average Recorded Investment, Total	24,414	59,187
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	1,191	1,107
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	1,191	1,107
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	1,291	1,606
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	$ 1,291	$ 1,606

Loans, Troubled Debt Restructuring (Details) (USD $)	1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		23		7
Troubled Debt Restructurings, Pre-Modification		$ 27,003,321		$ 1,247,169
Troubled Debt Restructurings, Post-Modification		20,335,408		1,244,198
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		7		2
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		7,973,756		213,291
Number of restructured loans failed to continue to perform as agreed		3
Amount of restructured loans charged off	10,000	51,998	999,133
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		3		1
Troubled Debt Restructurings, Pre-Modification		3,240,469		107,749
Troubled Debt Restructurings, Post-Modification		1,541,882		107,749
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		1,175,922
Commercial Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		3
Troubled Debt Restructurings, Pre-Modification		1,430,147
Troubled Debt Restructurings, Post-Modification		1,430,101
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		3
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		4,475,473
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		9		1
Troubled Debt Restructurings, Pre-Modification		20,827,349		56,835
Troubled Debt Restructurings, Post-Modification		15,906,547		56,835
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts		3		1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment		2,322,361		203,291
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings, # of Contracts		8		5
Troubled Debt Restructurings, Pre-Modification		1,505,356		1,082,585
Troubled Debt Restructurings, Post-Modification		1,456,878		1,079,614
Troubled Debt Restructurings That Subsequently Defaulted, # of Contracts				1
Troubled Debt Restructurings That Subsequently Defaulted, Recorded Investment				$ 10,000

Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses by portfolio [Roll Forward]
Balance, Beginning of Year	$ 15,649,594	$ 28,280,077	$ 31,400,641
Provision for Loan Losses	6,784,767	8,250,000	13,350,000
Loans Charged Off	(10,454,175)	(22,850,673)	(17,622,454)
Recoveries of Loans Previously Charged Off	756,735	1,970,190	1,151,890
Balance, End of Year	$ 12,736,921	$ 15,649,594	$ 28,280,077

Allowance for Loan Losses, by class of loan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	$ 15,649,594	$ 28,280,077	$ 31,400,641
Charge-Offs	(10,454,175)	(22,850,673)	(17,622,454)
Recoveries	756,735	1,970,190	1,151,890
Provision	6,784,767	8,250,000	13,350,000
Ending Balance	12,736,921	15,649,594	28,280,077
Reduction in Allowance for Loans and Lease Losses estimate	2,154,639
Loan balance for reviewing, minimum	50,000
Impaired loans below the $50,000 review threshold	1,026,624	995,168	976,971
Substandard [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Specific allocation associated with Substandard loans	898,773	1,926,438
Substandard loans, not classified as impaired	10,795,911	16,746,384
Commercial [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	1,070,560	4,414,817	3,930,760
Charge-Offs	(653,389)	(841,887)	(469,214)
Recoveries	139,802	127,490	80,181
Provision	424,048	(2,629,860)	873,090
Ending Balance	981,021	1,070,560	4,414,817
Agricultural [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	297,168	698,637	779,337
Charge-Offs	(3,028)	(455,165)	(255,627)
Recoveries	0	454,453	1,377
Provision	2,035	(400,757)	173,550
Ending Balance	296,175	297,168	698,637
Commercial Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	3,122,594	4,126,043	7,402,484
Charge-Offs	(4,106,124)	(6,957,181)	(4,648,124)
Recoveries	209,352	557,168	184,868
Provision	2,664,378	5,396,564	1,186,815
Ending Balance	1,890,200	3,122,594	4,126,043
Residential Construction [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	138,092	519,766	447,676
Charge-Offs	0	(481)	0
Recoveries	0	0	0
Provision	0	(381,193)	72,090
Ending Balance	138,092	138,092	519,766
Commercial Real Estate [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	6,448,064	8,029,525	8,790,443
Charge-Offs	(4,325,642)	(12,492,097)	(7,459,619)
Recoveries	232,880	527,996	141,931
Provision	2,807,537	10,382,640	6,556,770
Ending Balance	5,162,839	6,448,064	8,029,525
Residential [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	3,695,357	5,941,696	5,025,839
Charge-Offs	(960,620)	(1,704,887)	(2,929,668)
Recoveries	47,690	149,173	439,940
Provision	623,520	(690,625)	3,405,585
Ending Balance	3,405,947	3,695,357	5,941,696
Farmland [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	364,663	944,323	942,019
Charge-Offs	(224,725)	(60,447)	(271,750)
Recoveries	4,716	411	7,639
Provision	145,872	(519,624)	266,415
Ending Balance	290,526	364,663	944,323
Consumer [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	205,154	3,074,220	2,826,058
Charge-Offs	(169,249)	(222,878)	(548,834)
Recoveries	81,956	145,279	245,641
Provision	109,913	(2,791,467)	551,355
Ending Balance	227,774	205,154	3,074,220
Other [Member]
Activity in allowance for loan losses, segregated by class of loan [Roll Forward]
Beginning Balance	307,942	531,050	1,256,025
Charge-Offs	(11,398)	(115,650)	(1,039,618)
Recoveries	40,339	8,220	50,313
Provision	7,464	(115,678)	264,330
Ending Balance	$ 344,347	$ 307,942	$ 531,050

Allowance for Loan Losses, evaluated for impairment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balance [Abstract]
Individually evaluated for impairment	$ 4,272,107	$ 5,751,105	$ 12,941,646
Collectively evaluated for impairment	8,464,814	9,898,489	15,338,431
Total ending allowance balance	12,736,921	15,649,594	28,280,077	31,400,641
Ending loan balance [Abstract]
Individually evaluated for impairment	55,071,195	68,276,446	104,807,855
Collectively evaluated for impairment	691,978,816	648,044,875	708,442,818
Total Loans	747,050,011	716,321,321	813,250,673
Commercial [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	462,555	308,211	336,011
Collectively evaluated for impairment	518,466	762,349	4,078,806
Total ending allowance balance	981,021	1,070,560	4,414,817	3,930,760
Ending loan balance [Abstract]
Individually evaluated for impairment	2,512,133	2,237,878	2,131,375
Collectively evaluated for impairment	53,172,359	46,748,224	51,088,966
Total Loans	55,684,492	48,986,102	53,220,341
Agricultural [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	296,175	297,168	698,637
Total ending allowance balance	296,175	297,168	698,637	779,337
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	274,679
Collectively evaluated for impairment	6,210,953	8,421,884	10,277,112
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	1,732,534	2,693,571	3,501,117
Collectively evaluated for impairment	157,666	429,023	624,926
Total ending allowance balance	1,890,200	3,122,594	4,126,043	7,402,484
Ending loan balance [Abstract]
Individually evaluated for impairment	13,892,135	24,212,519	28,392,107
Collectively evaluated for impairment	39,915,921	34,333,301	43,917,124
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	138,092	138,092	519,766
Total ending allowance balance	138,092	138,092	519,766	447,676
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	194,881
Collectively evaluated for impairment	5,852,238	3,530,502	4,178,130
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	1,236,526	2,060,815	7,539,533
Collectively evaluated for impairment	3,926,313	4,387,249	489,992
Total ending allowance balance	5,162,839	6,448,064	8,029,525	8,790,443
Ending loan balance [Abstract]
Individually evaluated for impairment	28,205,405	35,715,026	58,562,946
Collectively evaluated for impairment	306,180,772	279,565,722	304,315,619
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	840,492	674,998	1,561,952
Collectively evaluated for impairment	2,565,455	3,020,359	4,379,744
Total ending allowance balance	3,405,947	3,695,357	5,941,696	5,025,839
Ending loan balance [Abstract]
Individually evaluated for impairment	8,022,249	5,614,744	13,645,907
Collectively evaluated for impairment	195,822,273	188,023,073	193,825,906
Total Loans	203,844,522	193,637,817	207,471,813
Farmland [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	11,878	0
Collectively evaluated for impairment	290,526	352,785	944,323
Total ending allowance balance	290,526	364,663	944,323	942,019
Ending loan balance [Abstract]
Individually evaluated for impairment	2,393,775	486,683	1,416,538
Collectively evaluated for impairment	46,663,086	47,738,723	51,361,851
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	1,632	3,033
Collectively evaluated for impairment	227,774	203,522	3,071,187
Total ending allowance balance	227,774	205,154	3,074,220	2,826,058
Ending loan balance [Abstract]
Individually evaluated for impairment	28,007	9,596	76,420
Collectively evaluated for impairment	29,749,769	30,439,707	33,487,443
Total Loans	29,777,776	30,449,303	33,563,863
Other [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	344,347	307,942	531,050
Total ending allowance balance	344,347	307,942	531,050	1,256,025
Ending loan balance [Abstract]
Individually evaluated for impairment	17,491	0	113,002
Collectively evaluated for impairment	8,411,445	9,243,739	15,990,667
Total Loans	$ 8,428,936	$ 9,243,739	$ 16,103,669

Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and equipment [Line Items]
Premises and Equipment, Gross	$ 45,410,887	$ 45,497,179
Accumulated Depreciation	(20,494,781)	(19,746,944)
Premises and Equipment	24,916,106	25,750,235
Depreciation	1,676,820	1,790,041	2,140,735
Rental expense	447,000	376,000	377,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	131,978
2014	52,138
2015	42,000
2016 and After	84,000
Total future minimum payments	310,116
Land [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	7,780,167	7,780,167
Building [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	23,758,761	23,662,849
Furniture and Equipment [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	12,923,699	12,982,160
Leasehold Improvements [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	948,260	994,637
Construction in Progress [Member]
Premises and equipment [Line Items]
Premises and Equipment, Gross	$ 0	$ 77,366

Other Real Estate Owned (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Real Estate [Roll Forward]
Balance, Beginning	$ 20,445,085	$ 20,207,806	$ 19,705,044
Additions	9,729,174	12,555,622	13,159,402
Sales of OREO	(9,711,890)	(9,804,669)	(9,531,210)
Loss on Sale	(1,818,967)	(1,102,613)	(1,832,256)
Provision for Losses	(2,702,709)	(1,411,061)	(1,293,174)
Balance, Ending	$ 15,940,693	$ 20,445,085	$ 20,207,806

Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Annual rate of amortization expense till 2019	$ 35,749
Core Deposit Intangible [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Acquired intangible asset gross beginning balance	1,056,693	1,056,693
Accumulated amortization beginning balance	(797,435)	(761,686)
Acquired intangible asset net beginning balance	259,258	295,007
Amortization expense	(35,748)	(35,749)	35,749
Acquired intangible asset gross ending balance	1,056,693	1,056,693	1,056,693
Accumulated amortization ending balance	(833,183)	(797,435)	(761,686)
Acquired intangible asset net ending balance	$ 223,510	$ 259,258	$ 295,007

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense [Abstract]
Current Federal (Benefit) Expense	$ (3,588)	$ 311,174	$ (1,037,717)
Deferred Federal (Benefit) Expense	1,204,439	867,006	639,607
Federal Income Tax (Benefit) Expense	1,198,325	1,178,180	(398,110)
Current State Income Tax (Benefit) Expense	2,526	(74,297)	(61,104)
Income Tax Expense	1,200,851	1,103,883	(459,214)
Difference between financial statement tax expense and amount computed by applying the federal statutory rates to income before income taxes
Statutory Federal Income Taxes	1,306,331	1,228,538	5,101
Tax-Exempt Interest	(94,891)	(126,468)	(117,586)
Interest Expense Disallowance	4,908	8,751	8,400
Premiums on Officers' Life Insurance	(59,603)	(52,431)	(134,106)
Meal and Entertainment Disallowance	25,567	20,693	24,972
Other	16,013	99,097	(184,891)
Actual Federal Income Taxes	1,198,325	1,178,180	(398,110)
Deferred Tax Assets [Abstract]
Allowance for Loan Losses	4,330,553	5,320,862
Other Real Estate	1,668,653	1,012,326
Deferred Compensation	342,547	386,225
Restricted Stock	0	508,547
Goodwill	345,762	392,124
Net Operating Loss Carryforward	2,310,708	2,992,777
Other	529,706	559,836
Total Deferred Tax Assets	9,527,929	11,172,697
Deferred Tax Liabilities [Abstract]
Premises and Equipment	(1,232,905)	(1,195,334)
Vested Restricted Stock	0	(476,540)
Other	(4,185)	(4,185)
Total Deferred Tax Liabilities	(1,237,090)	(1,676,059)
Deferred Tax Assets (Liabilities) on Unrealized Securities Gains (Losses)	77,177	(983,807)
Net Deferred Tax Assets	8,368,016	8,512,831
Unrecognized Taxes [Abstract]
Balance, Beginning	33,368	78,121
Position Taken During the Current Year	11,794	14,275
Reductions Resulting from Lapse of Statutes of Limitation	(6,486)	(59,028)
Balance, Ending	38,676	33,368	78,121
Net reduction in income tax benefits	5,308	(44,753)
Cumulative federal net operating Loss Carryforwards	$ 4,299,505
Cumulative federal net operating Loss Carryforwards expires	2021

Deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits [Abstract]
Aggregate amount of overdrawn deposit accounts reclassified as loan balances	$ 389,331	$ 147,398
Components of interest-bearing deposits [Abstract]
Interest-Bearing Demand	314,030,843	284,870,972
Savings	48,777,743	41,230,662
Time, $100,000 and Over	211,244,750	247,589,188
Other Time	281,665,013	332,025,539
Total Interest bearing Deposits	855,718,349	905,716,361
Brokered deposits balances	28,229,608	28,157,961
CDARS balances	28,229,608	28,157,961
Brokered deposits less the reciprocal deposits	0	0
Certificates of deposits, $100,000 or more	161,530,500	190,876,500
Scheduled maturities of certificates of deposits [Abstract]
2013	388,484,260
2014	59,082,678
2015	28,380,949
2016	8,169,838
2017 and Thereafter	8,792,038
Total	$ 492,909,763

Other Borrowed Money (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Other Borrowed Money [Abstract]
Federal Home Loan Bank Advances	$ 35,000,000	$ 71,000,000
Federal Home Loan Bank advances, earliest maturity	2017
Federal Home Loan Bank advances, last maturity	2019
Interest rate on Federal Home Loan Bank Advances, Minimum (in hundredths)	0.56%
Interest rate on Federal Home Loan Bank Advances, Maximum (in hundredths)	4.75%
Book value of loans pledged	76,000,000
Remaining credit availability from FHLB	129,190,000
Aggregate stated maturities of other borrowed money [Abstract]
2017	9,000,000
2018 and Thereafter	26,000,000
Federal funds lines of credit	43,000,000
Federal funds lines of credit outstanding	0
Federal Reserve Bank of Atlanta [Member]
Short-term Debt [Line Items]
Borrowing outstanding	0
Repurchase Agreements [Member]
Short-term Debt [Line Items]
Available repurchase agreement line of credit	$ 50,000,000

Subordinated Debentures (Trust Preferred Securities) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of deferred consecutive quarterly periods without default or penalty, maximum	20
Accrued but unpaid interest expense	$ 553,127
Colony Bankcorp Statutory Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Jun 17, 2004
Amount	4,500,000
3 month Libor Rate (in hundredths)	0.31%
Added Points (in hundredths)	2.68%
Total Interest rate (in hundredths)	2.99%
Maturity	Jun 14, 2034
5 Years Call Option	Jun 17, 2009
Colony Bankcorp Capital Trust I [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Apr 13, 2006
Amount	5,000,000
3 month Libor Rate (in hundredths)	0.31%
Added Points (in hundredths)	1.50%
Total Interest rate (in hundredths)	1.81%
Maturity	Apr 13, 2036
5 Years Call Option	Apr 13, 2011
Colony Bankcorp Capital Trust II [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Mar 12, 2007
Amount	9,000,000
3 month Libor Rate (in hundredths)	0.31%
Added Points (in hundredths)	1.65%
Total Interest rate (in hundredths)	1.96%
Maturity	Mar 12, 2037
5 Years Call Option	Mar 12, 2012
Colony Bankcorp Capital Trust III [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Date	Sep 14, 2007
Amount	$ 5,000,000
3 month Libor Rate (in hundredths)	0.31%
Added Points (in hundredths)	1.40%
Total Interest rate (in hundredths)	1.71%
Maturity	Sep 14, 2037
5 Years Call Option	Sep 14, 2012

Preferred Stock (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Class of Stock [Line Items]
Aggregate consideration	$ 28,000,000
Warrants to purchase shares (in shares)	500,000
Preferred stock dividend rate for first five years (in hundredths)	5.00%
Preferred stock dividend rate thereafter five years (in hundredths)	9.00%
Liquidation preference (in dollars per share)	$ 1,000
Accumulated dividends in arrears	1,610,000
Accumulated dividends in arrears, redemption price (in dollars per share)	$ 57
Maximum number of preferred dividend deferment periods	6
Period for warrant proceeds accretion to retained earnings	5 years
Exercise price (in dollars per share)	$ 8.4
Cumulative Perpetual Preferred Stock, Series A [Member]
Class of Stock [Line Items]
Aggregate consideration	27,220,000
Shares issued for cash during period (in shares)	28,000
Warrant [Member]
Class of Stock [Line Items]
Aggregate consideration	$ 780,000

Restricted Stock - Unearned Compensation (Details) (Restricted Stock [Member])	12 Months Ended
Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, maximum (in shares)	143,500
Issued shares (in shares)	53,256
Forfeited shares (in shares)	17,798
Remaining shares (in shares)	108,042
Cost recognition period	3 years

Profit Sharing Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Profit Sharing Plan [Abstract]
Total provision for contributions to the plan	$ 0	$ 0	$ 0

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contract Amount [Abstract]
Commitments to Extend Credit	$ 64,147,000	$ 39,966,000
Standby Letters of Credit	$ 1,141,000	$ 1,327,000
Expiration period of letter of credit issued	1 year

Deferred Compensation Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Plan [Abstract]
Minimum age requirement for deferred compensation	65
Accrued liabilities under the plan	$ 1,007,490	$ 1,135,956
Benefit payments under contracts	203,904	196,501
Benefit provision charged to operations	82,250	98,901	154,553
Fee income recognized with deferred compensation plans	$ 175,302	$ 154,210	$ 182,685

Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash payments [Abstract]
Interest Expense	$ 10,942,113	$ 17,204,476	$ 21,975,968
Income Taxes	0	390,152	275,000
Noncash financing and investing activities [Abstract]
Acquisitions of Real Estate Through Loan Foreclosures	9,729,174	12,555,622	13,159,402
Unrealized (Gain) Loss on Investment Securities	$ 3,120,540	$ (3,802,320)	$ 757,545

Related Party Transactions (Details) (Loans to directors, executive officers or principal holders [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans to directors, executive officers or principal holders [Member]
Loans to directors, executive officers or principal holders [Roll Forward]
Balance, Beginning	$ 5,504,230	$ 9,797,492
New Loans	8,075,835	15,455,299
Repayments	(10,510,517)	(17,871,362)
Transactions Due to Changes in Directors	1,706,944	(1,877,199)
Balance, Ending	$ 4,776,492	$ 5,504,230

Fair Value of Financial Instruments and Fair Value Measurements (Details) (Recurring [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Investment Securities Available for Sale	$ 268,300,411	$ 303,890,847
Carrying Amount [Member]
Assets [Abstract]
Cash and Short-Term Investments	71,041,000	112,329,000
Investment Securities Available for Sale	268,300,000	303,891,000
Investment Securities Held to Maturity	41,000	46,000
Federal Home Loan Bank Stock	3,364,000	5,398,000
Loans, Net	734,079,000	700,614,000
Liabilities [Abstract]
Deposits	979,685,000	999,985,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	35,000,000	71,000,000
Estimated Fair Value [Member]
Assets [Abstract]
Cash and Short-Term Investments	71,041,000	112,329,000
Investment Securities Available for Sale	268,300,000	303,891,000
Investment Securities Held to Maturity	42,000	46,000
Federal Home Loan Bank Stock	3,364,000	5,398,000
Loans, Net	735,115,000	702,438,000
Liabilities [Abstract]
Deposits	982,215,000	1,003,648,000
Subordinated Debentures	24,229,000	24,229,000
Other Borrowed Money	38,424,000	74,720,000
Level 1 [Member]
Assets [Abstract]
Cash and Short-Term Investments	71,041,000
Investment Securities Available for Sale	0	0
Investment Securities Held to Maturity	0
Federal Home Loan Bank Stock	3,364,000
Loans, Net	0
Liabilities [Abstract]
Deposits	486,775,000
Subordinated Debentures	24,229,000
Other Borrowed Money	0
Level 2 [Member]
Assets [Abstract]
Cash and Short-Term Investments	0
Investment Securities Available for Sale	267,162,173	302,768,420
Investment Securities Held to Maturity	42,000
Federal Home Loan Bank Stock	0
Loans, Net	713,109,000
Liabilities [Abstract]
Deposits	495,440,000
Subordinated Debentures	0
Other Borrowed Money	38,424,000
Level 3 [Member]
Assets [Abstract]
Cash and Short-Term Investments	0
Investment Securities Available for Sale	1,138,238	1,122,427
Investment Securities Held to Maturity	0
Federal Home Loan Bank Stock	0
Loans, Net	22,006,000
Liabilities [Abstract]
Deposits	0
Subordinated Debentures	0
Other Borrowed Money	$ 0

Fair Value of Financial Instruments and Fair Value Measurements, Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-Sale Securities [Member]
Fair Value Measured Using Significant Unobservable Inputs (Level 3) [Roll Forward]
Balance, Beginning	$ 1,122,427	$ 1,016,997	$ 982,427
Purchases, Sales, Issuances and Settlements
Transfers into Level 3	788,933	0	0
Securities Purchased During the Year	208,245	0	0
Securities Called During the Year	(1,000,000)	0	0
Unrealized Gains Included in Other Comprehensive Income	78,201	158,488	34,570
Loss on OTTI Impairment Included in Noninterest Income	(59,568)	(53,058)	0
Balance, Ending	1,138,238	1,122,427	1,016,997
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	263,059,074	294,060,799
State, County & Municipal	4,004,010	7,583,691
Corporate Obligations	1,104,900	2,113,930
Asset-Backed Securities	132,427	132,427
Securities Available for Sale	268,300,411	303,890,847
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	0	0
Corporate Obligations	0	0
Asset-Backed Securities	0	0
Securities Available for Sale	0	0
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	263,059,074	294,060,799
State, County & Municipal	2,998,199	7,583,691
Corporate Obligations	1,104,900	1,123,930
Asset-Backed Securities	0	0
Securities Available for Sale	267,162,173	302,768,420
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government Agencies Mortgage-Backed	0	0
State, County & Municipal	1,005,811	0
Corporate Obligations	0	990,000
Asset-Backed Securities	132,427	132,427
Securities Available for Sale	1,138,238	1,122,427
Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	22,006,150	17,250,312
Other Real Estate	8,817,204	5,094,081
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	0	0
Other Real Estate	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Loans	22,006,150	17,250,312
Other Real Estate	$ 8,817,204	$ 5,094,081

Fair Value of Financial Instruments and Fair Value Measurements, Quantitative Information (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Impaired Loans [Member] | Commercial [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	1,030,877
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	45.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	80.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	80.00%
Impaired Loans [Member] | Sales Comparison [Member] | Commercial [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	17.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Impaired Loans [Member] | Income Approach [Member] | Commercial [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	8.50%
Real Estate [Member] | Commercial Construction [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	5,885,060
Real Estate [Member] | Residential Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	3,581,317
Real Estate [Member] | Commercial Real Estate [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	11,508,896
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	45.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	22.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	20.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	0.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	24.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Real Estate [Member] | Sales Comparison [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	12.00%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	20.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(7.40%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	0.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	73.70%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	40.00%
Real Estate [Member] | Sales Comparison [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	32.95%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	20.00%
Real Estate [Member] | Income Approach [Member] | Commercial Construction [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	7.94%
Real Estate [Member] | Income Approach [Member] | Residential Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	8.90%
Real Estate [Member] | Income Approach [Member] | Commercial Real Estate [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Capitalization Rate (in hundredths)	9.50%
Discount Rate (in hundredths)	5.13%
Other Real Estate Owned [Member] | Nonrecurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	8,817,204
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	(35.00%)
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	3.10%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	129.50%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	61.32%
Other Real Estate Owned [Member] | Sales Comparison [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Adjustment for Differences Between the Comparable Sales (in hundredths)	47.25%
Management Adjustments for Age of Appraisals and/or Current Market Conditions (in hundredths)	32.33%
Other Real Estate Owned [Member] | Income Approach [Member] | Nonrecurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	3.00%
Asset-Backed Securities [Member] | Recurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	132,427
Asset-Backed Securities [Member] | Discounted Cash Flow Member] | Recurring [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	2.95%
Asset-Backed Securities [Member] | Discounted Cash Flow Member] | Recurring [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	(3.42%)
Asset-Backed Securities [Member] | Discounted Cash Flow Member] | Recurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	(3.19%)
State, County and Municipal [Member] | Recurring [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets measured at fair value	1,005,811
State, County and Municipal [Member] | Discounted Cash Flow Member] | Recurring [Member] | Weighted Average [Member]
Unobservable Inputs [Abstract]
Discount Rate (in hundredths)	[1]

[1]	The Company relies on a third-party pricing service to value its municipal securities. The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.

Regulatory Capital Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ratios [Abstract]
Tier 1 capital to total average assets (in hundredths)	8.00%
Total risk-based capital to total risk-weighted assets (in hundredths)	10.00%
Consolidated [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	$ 122,630	$ 118,913
For Capital Adequacy Purposes, Amount	59,548	57,658
Amount [Abstract]
Actual Amount	113,283	109,822
For Capital Adequacy Purposes, Amount	29,774	28,829
Ratios [Abstract]
Actual Ratio (in hundredths)	16.47%	16.50%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
Actual Ratio (in hundredths)	15.22%	15.24%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Amount [Abstract]
Actual Amount	113,283	109,822
For Capital Adequacy Purposes, Amount	44,343	46,185
Ratios [Abstract]
Actual Ratio (in hundredths)	10.22%	9.51%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
Colony Bank [Member]
Total Capital to Risk-Weighted Assets [Abstract]
Actual Amount	123,463	117,243
For Capital Adequacy Purposes, Amount	59,474	57,584
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	74,342	71,980
Amount [Abstract]
Actual Amount	114,128	108,163
For Capital Adequacy Purposes, Amount	29,737	28,792
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	44,605	43,188
Ratios [Abstract]
Actual Ratio (in hundredths)	16.61%	16.29%
For Capital Adequacy Purposes, Ratio (in hundredths)	8.00%	8.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	10.00%	10.00%
Actual Ratio (in hundredths)	15.35%	15.03%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	6.00%	6.00%
Amount [Abstract]
Actual Amount	114,128	108,163
For Capital Adequacy Purposes, Amount	44,282	46,117
To be Well Capitalized Under Prompt Corrective Actions Provisions, Amount	$ 55,352	$ 57,646
Ratios [Abstract]
Actual Ratio (in hundredths)	10.31%	9.38%
For Capital Adequacy Purposes, Ratio (in hundredths)	4.00%	4.00%
To be Well Capitalized Under Prompt Corrective Actions Provisions, Ratio (in hundredths)	5.00%	5.00%

Financial Information of Colony Bankcorp, Inc (Parent Only) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS [Abstract]
Cash	$ 9,063,437	$ 9,271,705
Premises and Equipment, Net	24,916,106	25,750,235
Other	21,489,957	26,643,467
Total Assets	1,139,396,781	1,195,376,436
Liabilities [Abstract]
Other	4,723,723	3,549,354
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2012 and 2011, Respectively	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income, Net of Tax	(149,814)	1,909,742
Stockholders' Equity	95,759,167	96,612,810
Total Liabilities and Stockholders' Equity	1,139,396,781	1,195,376,436
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Expenses [Abstract]
Salaries and Employee Benefits	15,564,893	14,632,693	14,096,698
Income Before Income Taxes (Benefits)	3,842,149	3,637,478	15,002
Income Tax Benefits	(1,200,851)	(1,103,883)	459,214
Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000
Net Income (Loss) Available to Common Stockholders	1,205,913	1,133,595	(925,784)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	2,641,298	2,533,595	474,216
Other Comprehensive Income, Net of Tax [Abstract]
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)
Comprehensive Income (Loss)	581,742	5,043,126	(25,764)
Cash Flows from Operating Activities [Abstract]
Net Income	2,641,298	2,533,595	474,216
Adjustments to Reconcile Net Income to Net Cash Used by Operating Activities [Abstract]
Cash Flow from Operating Activities	22,806,632	15,159,896	27,354,611
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	(845,338)	(397,825)	(490,256)
Cash Flows from Financing Activities [Abstract]
Proceeds from Issuance of Common Stock	0	0	5,078,255
Net Cash Flows from Financing Activities	(56,300,381)	(84,614,742)	(30,708,212)
Net Increase (Decrease) in Cash and Cash Equivalents	(34,126,009)	29,222,173	11,720,927
Cash and Cash Equivalents, Beginning	83,371,842	54,149,669	42,428,742
Cash and Cash Equivalents, Ending	49,245,833	83,371,842	54,149,669
Colony Bankcorp, Inc. [Member]
ASSETS [Abstract]
Cash	494,432	1,051,904
Premises and Equipment, Net	1,284,968	1,378,395
Investment in Subsidiary, at Equity	119,646,209	118,289,024
Other	821,145	437,414
Total Assets	122,246,754	121,156,737
Liabilities [Abstract]
Dividends Payable	1,610,385	175,000
Other	648,202	139,927
Liabilities Total	2,258,587	314,927
Subordinated Debt	24,229,000	24,229,000
Stockholders' Equity [Abstract]
Preferred Stock, Stated Value $1,000; Authorized 10,000,000 Shares, Issued 28,000 Shares	27,827,053	27,662,476
Common Stock, Par Value $1; Authorized 20,000,000 Shares, Issued 8,439,258 Shares as of December 31, 2012 and 2011, Respectively	8,439,258	8,439,258
Paid-In Capital	29,145,094	29,145,094
Retained Earnings	30,497,576	29,456,240
Accumulated Other Comprehensive Income, Net of Tax	(149,814)	1,909,742
Stockholders' Equity	95,759,167	96,612,810
Total Liabilities and Stockholders' Equity	122,246,754	121,156,737
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258
Income [Abstract]
Dividends from Subsidiary	17,372	15,265	15,536
Management Fees	590,422	505,414	455,241
Other	101,397	98,180	119,776
Income total	709,191	618,859	590,553
Expenses [Abstract]
Interest	554,004	508,081	516,170
Amortization	2,250	2,250	2,250
Salaries and Employee Benefits	735,919	734,104	761,873
Other	558,151	656,914	807,209
Expenses total	1,850,324	1,901,349	2,087,502
Income Before Income Taxes (Benefits)	(1,141,133)	(1,282,490)	(1,496,949)
Income Tax Benefits	365,691	425,605	532,823
Loss Before Equity in Undistributed Earnings of Subsidiary	(775,442)	(856,885)	(964,126)
Equity in Undistributed Earnings of Subsidiary	3,416,740	3,390,480	1,438,342
Net Income	2,641,298	2,533,595	474,216
Preferred Stock Dividends	1,435,385	1,400,000	1,400,000
Net Income (Loss) Available to Common Stockholders	1,205,913	1,133,595	(925,784)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net Income	2,641,298	2,533,595	474,216
Other Comprehensive Income, Net of Tax [Abstract]
Gains (Losses) on Securities Arising During the Year	(186,830)	4,439,108	1,227,281
Reclassification Adjustment	(1,872,726)	(1,929,577)	(1,727,261)
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(2,059,556)	2,509,531	(499,980)
Comprehensive Income (Loss)	581,742	5,043,126	(25,764)
Cash Flows from Operating Activities [Abstract]
Net Income	2,641,298	2,533,595	474,216
Adjustments to Reconcile Net Income to Net Cash Used by Operating Activities [Abstract]
Depreciation and Amortization	93,427	112,651	194,918
Equity in Undistributed Earnings of Subsidiary	(3,416,740)	(3,390,480)	(1,438,342)
Other	124,543	24,977	(260,318)
Cash Flow from Operating Activities	(557,472)	(719,257)	(1,029,526)
Cash Flows from Investing Activities [Abstract]
Purchases of Premises and Equipment	0	(1,900)	(31,877)
Cash Flows from Financing Activities [Abstract]
Dividends Paid on Preferred Stock	0	(1,400,000)	(1,400,000)
Proceeds from Issuance of Common Stock	0	0	5,078,255
Net Cash Flows from Financing Activities	0	(1,400,000)	3,678,255
Net Increase (Decrease) in Cash and Cash Equivalents	(557,472)	(2,121,157)	2,616,852
Cash and Cash Equivalents, Beginning	1,051,904	3,173,061	556,209
Cash and Cash Equivalents, Ending	$ 494,432	$ 1,051,904	$ 3,173,061

Earnings Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator [Abstract]
Net Income (Loss) Available to Common Stockholders	$ 1,205,913	$ 1,133,595	$ (925,784)
Denominator [Abstract]
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share (in shares)	8,439,258	8,439,258	8,149,217
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share (in shares)	8,439,258	8,439,258	8,149,217
Earnings (loss) Per Share - Basic (in dollars per share)	$ 0.14	$ 0.13	$ (0.11)
Earnings (loss) Per Share - Diluted (in dollars per share)	$ 0.14	$ 0.13	$ (0.11)
Shares of common stock equivalents excluded from calculation of diluted earnings per share (in shares)	500,000	501,855	505,283
Restricted Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive Effect of Potential Common Stock (in shares)	0	0	0
Stock Warrants [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Dilutive Effect of Potential Common Stock (in shares)	0	0	0

Subsequent Event (Details) (Subsequent Event [Member])	12 Months Ended
Dec. 31, 2012
Warrant [Member]
Subsequent Event [Line Items]
Treasury stock (in shares)	500,000
Cumulative Perpetual Preferred Stock, Series A [Member]
Subsequent Event [Line Items]
Cumulative Perpetual Preferred Stock, Series A sold by treasury (in shares)	28,000
Preferred shares accrue rate (in hundredths)	5.00%
Number of initial years for which a specified dividend rate is used	5 years
Preferred shares accrue rate after five years (in hundredths)	9.00%
Preferred shares redeemable at option (in hundredths)	100.00%